LONDON PACIFIC LIFE & ANNUITY COMPANY






                       LPT VARIABLE INSURANCE SERIES TRUST






                                 REGENCY SERIES

                 FLEXIBLE CONTRIBUTION DEFERRED VARIABLE ANNUITY




                               SEMI-ANNUAL REPORT

                     For the Six Months Ended June 30, 2001










This Semi-Annual Report has been prepared to provide information to the owners of London Pacific Life & Annuity Company's Regency Series Variable Annuity. If it is used for any other purpose, it must be accompanied or preceded by a current Regency Series prospectus, which discloses any charges and other important information about LPLA Separate Account One, together with the current prospectus for the LPT Variable Insurance Series Trust.

 CONTENTS





 Message from the President....................................................2


 LPT Variable Insurance Series Trust:
 Individual Portfolio Review.................................................3-8
 Statements of Assets & Liabilities............................................9
 Statements of Operations.....................................................10
 Statements of Changes in Net Assets.......................................11-12
 Financial Highlights......................................................13-18
 Schedules of Investments..................................................19-30
 Notes to Financial Statements.............................................31-35



                           MESSAGE FROM THE PRESIDENT



Dear Contract Owner:

We are please to provide you with the Semi-Annual Report for the LPT Variable Insurance Series Trust for the six months ending June 30, 2001.

During the first half of 2001, the prospects of a weakening economy took its toll on the equity markets. Major indices were well off the highs achieved in 2000 with the technology laden NASDAQ Index falling from over 5,000 in March 2000 to below 2,000 in March 2001. Although the Federal Reserve has been aggressively lowering its discount rate, the impact of these rate cuts has yet to stabilize the economy. We continue to see companies issue warnings and post disappointing earnings, both of which have added volatility to the markets. Certain of our Portfolios performed well in this environment while others were more adversely effected.

Our best performer thus far in 2001 is the Harris Associates Value Portfolio. The Harris Associates Value Portfolio was up 16.52% for the first six months of 2001, compared to the 4.22% return of the Lipper Multi-Cap Value Index and the S&P 500 Index which was down 6.70%. Other portfolio returns for the six month period ending June 30, 2001 are as follows: The RS Diversified Growth Portfolio was up 5.33% as compared to the S&P 500 Index, which was down 6.70%, and the Russell 2000 Small Company Index, which was up 6.94%. The LPA Core Equity Portfolio was up 1.77% as compared to the S&P 500 Index and the Lipper Large-Cap Value Index which were down 6.70% and 3.65%, respectively. The MFS Total Return Portfolio was up 0.13% as compared to the Lipper Balanced Fund Index, which was down 1.67% and the Lehman Brothers Aggregate Bond Index, which was up 3.62%. The LPA Global Leaders Portfolio was down 10.65% as compared to the S&P 500 Index, which was down 6.70%. The Strong Growth Portfolio was down 24.73% as compared to the S&P 500 Index, which was down 6.70% and the Russell 2000 Small Company Index, which was up 6.94%. We encourage you to read the accompanying reviews of each Portfolio for additional information.

We will continue to carefully monitor the investment performance of each investment option. Our ongoing objective is to provide you with the highest quality investment choices.

Thank you for placing your investment confidence in the Regency Variable Annuity. On behalf of London Pacific Life & Annuity Company, we appreciate your business and look forward to serving your investment needs in the future.

George C. Nicholson
President
LPT Variable Insurance Series Trust



                        HARRIS ASSOCIATES VALUE PORTFOLIO



INVESTMENT SUB-ADVISOR
Harris Associates L.P.

ABOUT THE PORTFOLIO
Invests primarily in equity securities that are believed to have long-term capital appreciation potential.

PERFORMANCE
Net total return for the six months ended June 30, 2001:

Harris Associates Value
  Portfolio                        16.52%*
S&P 500 Index                      (6.70%)
Lipper Multi-Cap
  Value Index                       4.22%

The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") is an unmanaged index of 500 leading stocks. Results for the S&P 500 Index do not reflect the expenses and investment management fees incurred by the Portfolio.

The Lipper Multi-Cap Value Index is a nonweighted index investing in stocks and corporate and government bonds. Results for the Lipper Multi-Cap Value Index do not reflect expenses and investment management fees incurred by the Portfolio. Previously, the Portfolio followed the Lipper Growth & Income Index. Due to a revaluation by Lipper, effective September 1999 this changed to Lipper Multi-Cap Value Index.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance numbers are net of all Portfolio operating expenses, but do not reflect the deduction of insurance charges.

*During the period noted, London Pacific Life & Annuity Company voluntarily agreed to reimburse certain operating expenses of the Portfolio. In the absence of the expense reimbursement, total return would have been lower.

The Harris Associates Value Portfolio earned a total return of 16.52% for the six months ending June 30, 2001. Comparatively, the returns for the S&P 500 Index and the Lipper Multi-Cap Value Index were -6.70% and 4.22%, respectively.

Portfolio Activity: Currently, the Portfolio holds 49 stocks across a variety of industries. Positive performance by the majority of the stocks in the Portfolio, with no major declines during the second quarter, helped produce a favorable performance during the first half of 2001.

Performance was aided by a large gain in JC Penney, where investors gained confidence that new CEO, Allen Questrom, will succeed in turning around this large retailer. Cendant Corporation, a provider of real estate, travel, direct marketing, and diversified consumer and business services, benefited from CEO Henry Silverman's ability to make strategic acquisitions that increase earnings per share.

Markets and Investment Climate: The period of market volatility that began over a year ago extended into the first half of 2001. Shrinking earnings forecasts and widespread layoffs were clear signs of a slowing economy, a condition that the Federal Reserve Board sought to remedy by cutting interest rates sharply. We view these cuts as a long-term positive for the economy and for investors. We also welcome the market's return to traditional ways of evaluating stocks, including analysis of a company's intrinsic worth and earnings based on performance rather that perceived worth.

Portfolio Outlook: Some of our value-investing peers have been holding more cash in their portfolios claiming they can no longer find attractively priced stocks. Our largest holdings - Washington Mutual, Toys R Us, and H&R Block - are industry leaders that will likely achieve above average growth, selling at 10-15 times expected cash earnings. Compare that to the S&P 500, which sells at over 20 times. We believe our holdings represent outstanding values relative to the market, as well as relative to either cash or bond alternativies.

$10,000 Hypothetical Investment since inception February 9, 1996
----------------------------------------------------------------

Harris Associates Value Index             - X
S&P 500 Index                             - Y
Lipper Multi-Cap Value Index              - Z

$24,000---------------------------------------------------------------
$22,000---------------------------------------------------------------X $21,362
$20,000---------------------------------------------------------------Y $20,264
$18,000---------------------------------------------------------------Z $18,822
$16,000---------------------------------------------------------------
$14,000---------------------------------------------------------------
$12,000---------------------------------------------------------------
$10,000---------------------------------------------------------------

                   Average Annual Total Returns as of 6/30/01

                         6 Months            5 Years           Since Inception
                         --------            -------           ---------------
                                                              (February 9, 1996)
Harris Associates Value
 Portfolio                16.52%*            15.60%*                15.12%*
S&P 500 Index             (6.70%)            14.48%                 14.00%
Lipper Multi-Cap Value
 Index                     4.22%             12.79%                 12.45%


                           MFS TOTAL RETURN PORTFOLIO


INVESTMENT SUB-ADVISOR
Massachusetts Financial Services Company

ABOUT THE PORTFOLIO
Invests in securities which are expected to provide above-average income and opportunities for capital growth and income, consistent with the prudent employment of capital.

PERFORMANCE
Net total return for the six months ended June 30, 2001:

MFS Total Return
  Portfolio                          0.13%*
Lehman Brothers Aggregate
  Bond Index                         3.62%
Lipper Balanced
  Fund Index                        (1.67%)

The Lehman Brothers Aggregate Bond Index is an unmanaged index of average yield U.S. investment grade bonds. Results for the Lehman Brothers Aggregate Bond Index do not reflect the expenses and investment management fees incurred by the Portfolio.

The Lipper Balanced Fund Index is a nonweighted index investing in stocks and corporate and government bonds. Results for the Lipper Balanced Fund Index do not reflect expenses and investment management fees incurred by the Portfolio.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance numbers are net of all Portfolio operating expenses, but do not reflect the deduction of insurance charges.

* During the period noted, London Pacific Life & Annuity Company voluntarily agreed to reimburse certain operating expenses of the Portfolio. In the absence of the expense reimbursement, total return would have been lower.

The MFS Total Return Portfolio earned a total return of 0.13% for the six months ending June 30, 2001. Comparatively, the return for the Lehman Brothers Aggregate Bond Index & Lipper Balanced Fund Index were 3.62% and -1.67% respectively.

During the past six months, investors remained very sensitive to the prices they will pay for stocks. But, in our view, the real rotation has been toward quality. As evidence continued to mount that the economy was slowing and that earnings expectations were too optimistic, investors looked for companies that could deliver stable near-term earnings growth, solid cash flows, clean balance sheets, and proven management teams. While the economy continued to slow and earnings expectations moderated, the environment changed somewhat in the first two quarters of this year as the Federal Reserve Board lowered interest rates six times in the past six months. The market's initial reaction was to anticipate a quick recovery in the economy and in earnings. As a result, early cyclical stocks such as autos, housing, and retailers rebounded. While we expectred lower interest rates to help reinvigorate the economy, we believed that the process will take time. As a result, not having significant exposure to the cyclical areas of the market, in the early part of the year, detracted from performance.

In recent months, we remained cautious on technology, consumer cyclical, and credit-sensitive financial stocks but bullish on energy, health care, food and drug retailers, and aerospace stocks. Within energy, we took advantage of recent pullbacks in oil services and drilling stocks to increase our exposure. Our research found that the major integrated energy companies has raised capital expenditure budgets in reaction to higher oil and gas prices as well as underinvestment in energy infrastructure over the past several years.

We believe it's extremely difficult to predict when the economy or stock market can wage an extended comeback. With so many conflicting variables surrounding the economy and market sentiment, our objective is to remain focused on individual stock selection and industry fundamentals. We will remain true to our conservative approach to equity investing and asset allocation no matter what the market environment.


$10,000 Hypothetical Investment since inception February 9, 1996
----------------------------------------------------------------

MFS Total Return Portfolio                      - X
Lehman Brothers Aggregate Bond Index            - Y
Lipper Balanced Fund Index                      - Z


$18,000------------------------------------------------------------X $17,829
$17,000------------------------------------------------------------Z $16,624
$16,000------------------------------------------------------------
$15,000------------------------------------------------------------
$14,000------------------------------------------------------------Y $14,147
$13,000------------------------------------------------------------
$12,000------------------------------------------------------------
$11,000------------------------------------------------------------
$10,000------------------------------------------------------------

                   Average Annual Total Returns as of 6/30/01

                         6 Months            5 Years           Since Inception
                         --------            -------           ---------------
                                                              (February 9, 1996)
MFS Total Return
 Portfolio                 0.13%*            12.23%*                11.32%*
Lehman Brothers Aggregate
 Bond Index                3.62%              7.48%                  6.65%
Lipper Balanced Fund
 Index                    (1.67%)            10.48%                  9.89%


                             STRONG GROWTH PORTFOLIO



INVESTMENT SUB-ADVISOR
Strong Capital Management, Inc.

ABOUT THE PORTFOLIO
Invests in equity securities that are believed to have above average capital growth potential.

PERFORMANCE
Net total return for the six months ended June 30, 2001:

Strong Growth Portfolio     (24.73%)*
Russell 2000 Small
 Company Index                6.94%
S&P 500 Index                (6.70%)

The Russell 2000 Small Company Index is an unmanaged index of 2000 small company stocks. Results for the Russell 2000 Small Company Index do not reflect the expenses and investment management fees incurred by the Portfolio.

The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") is an unmanaged index of 500 leading stocks. Results for the S&P 500 Index do not reflect the expenses and investment management fees incurred by the Portfolio.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance numbers are net of all Portfolio operating expenses, but do not reflect the deduction of insurance charges.

* During the period noted, London Pacific Life & Annuity Company voluntarily agreed to reimburse certain operating expenses of the Portfolio. In the absence of the expense reimbursement, total return would have been lower.

The Strong Growth Portfolio earned a total return of -24.73% for the six months ending June 30, 2001. Comparatively, the returns for the Russell 2000 Small Company Index and the S&P 500 Index were 6.94% and -6.70%, respectively.

During the first weeks of the second quarter, the broad market indices rallied as optimism grew that the Federal Reserve's aggressive monetary policy would promote a swift economic rebound. Later in the quarter, that optimism faded as it became apparent that the hoped for V-shaped recovery was not going to materialize and that a U-shaped recovery would be the best-case scenario.

When the Federal Reserve began cutting rates in January of this year, we began investing in companies that would be levered to an improved economy. Thus far, the impact of lower interest rates on the economy has been negligible, although this is not unusual as Fed intervention typically requires several months to ripple through the economy. The Portfolio positions that performed best during the semi-annual period tended to be the companies with the best near-term fundamentals and earnings visibility, as well as those that can be viewed as early beneficiaries of an economic turnaround. Laggards during the period were generally found within the energy and technology sectors.

Our outlook for the market is quite bullish at this time, particularly for growth stocks. The economic stimulation that is provided by lower interest rates should begin to become apparent soon. Additionally, lower taxes and moderating energy prices will leave more spendable money in consumer's pockets, which should further support an economic rebound. Within the market, not only are valuations obviously much more reasonable versus six months ago, the most difficult quarters of earnings comparisons will soon be behind us, leading to earnings acceleration. Additionally, new savings and investment incentives such as expanded 401k, IRA, and Section 529 plans should provide fund flows to stocks and mutual funds.

$10,000 Hypothetical Investment since inception February 9, 1996
----------------------------------------------------------------

Strong Growth Portfolio                         - X
Russell 2000 Small Company Index                - Y
S&P 500 Index                                   - Z

$42,000--------------------------------------------------------
$38,000--------------------------------------------------------
$34,000--------------------------------------------------------
$30,000--------------------------------------------------------
$26,000--------------------------------------------------------X $25,641
$22,000--------------------------------------------------------Z $20,264
$18,000--------------------------------------------------------Y $17,161
$14,000--------------------------------------------------------
$10,000--------------------------------------------------------

                   Average Annual Total Returns as of 6/30/01

                         6 Months            5 Years           Since Inception
                         --------            -------           ---------------
                                                              (February 9, 1996)
Strong Growth Portfolio  (24.73%)*           17.35%*                19.08%*
Russell 2000 Small
 Company Index             6.94%              9.62%                 10.54%
S&P 500 Index             (6.70%)            14.48%                 14.00%



                         RS DIVERSIFIED GROWTH PORTFOLIO



INVESTMENT SUB-ADVISOR
RS Investments Company, L.P.

ABOUT THE PORTFOLIO
Invests in securities broadly diversified over industry sectors by focusing on small and mid-cap companies expected to provide long-term capital appreciation. PERFORMANCE
Net total return for the six months ended June 30, 2001:

RS Diversified
 Growth Portfolio              5.33%*
Russell 2000 Small
 Company Index                 6.94%
S&P 500 Index                 (6.70%)

The Russell 2000 Small Company Index is an unmanaged index of 2000 small company stocks. Results for the Russell 2000 Small Company Index do not reflect the expenses and investment management fees incurred by the Portfolio.

The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") is an unmanaged index of 500 leading stocks. Results for the S&P 500 Index do not reflect the expenses and investment management fees incurred by the Portfolio.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance numbers are net of all Portfolio operating expenses, but do not reflect the deduction of insurance charges.

* During the period noted, London Pacific Life & Annuity Company voluntarily agreed to reimburse certain operating expenses of the Portfolio. In the absence of the expense reimbursement, total return would have been lower.

The RS Diversified Growth Portfolio earned a total return of 5.33% for the six months ending June 30, 2001. Comparatively, the returns for the Russell 2000 Small Company Index and the S&P 500 Index were 6.94% and -6.70%, respectively.

Throughout the period we maintained our strategy of running the Portfolio in a broadly diversified manner. Despite the recent rally, the market remains choppy in the face of a weaker economy and continued downward earnings revisions. We are encouraged by the positive performance, however. Growth investors finally outperformed in the most recent quarter breaks four consecutive (going back to first quarter 2000) in which value investors enjoyed better relative performance than growth investors did.

We enjoyed strong performance from many technology positions. Primarily our focus here is software and some hardware, primarily in network data storage, which is an area that really hasn't shown a decline in growth over the last year. Two companies involved in the software market, Viewpoint Corporation and MatrixOne, contributed to second quarter returns. In data storage, Auspex Systems contributed to the Portfolio's performance.

While our healthcare exposure was less than the benchmark, our stock selection proved strong, providing good returns to the Portfolio. Caremark RX, a leader in prescription benefit services and a position we have owned since early 1999, continued to produce strong returns for the Portfolio.

Energy stocks endured a setback and our positions in this sector hurt performance. Going forward, we maintain that, in order to meet energy demands globally, many oil and natural gas companies will need to expand their drilling capabilities over the next several years. As such, they will need to expand their infrastructure. We are holding on to companies that may not have performed well this quarter, but we believe will provide the capital equipment to support this expansion.

We believe that our diversified strategy is well suited for the current market environment and remain cautiously optimistic.

$10,000 Hypothetical Investment since inception February 9, 1996
----------------------------------------------------------------

RS Diversified Growth Portfolio                 - X
Russell 2000 Small Company Index                - Y
S&P 500 Index                                   - Z

$34,000----------------------------------------------------
$30,000----------------------------------------------------
$26,000----------------------------------------------------X $24,723
$22,000----------------------------------------------------Z $20,264
$18,000----------------------------------------------------Y $17,161
$14,000----------------------------------------------------
$10,000----------------------------------------------------

                   Average Annual Total Returns as of 6/30/01

                         6 Months            5 Years           Since Inception
                         --------            -------           ---------------
RS Diversified                                                (February 9, 1996)
 Growth Portfolio          5.33%*            15.32%*                18.28%*
Russell 2000 Small
 Company Index             6.94%              9.62%                 10.54%
S&P 500 Index             (6.70%)            14.48%                 14.00%


                            LPA CORE EQUITY PORTFOLIO



INVESTMENT SUB-ADVISOR
London Pacific Advisors

ABOUT THE PORTFOLIO
Invests in large, well-established companies believed to have long-term capital growth and earnings.

PERFORMANCE
Net total return for the six months ended June 30, 2001:

LPA Core Equity Portfolio   1.77%*
S&P 500 Index              (6.70%)
Lipper Large-Cap
  Value Index              (3.65%)

The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") is an unmanaged index of 500 leading stocks. Results for the S&P 500 Index do not reflect the expenses and investment management fees incurred by the Portfolio.

The Lipper Large-Cap Value Index is a nonweighted index investing in stocks and corporate and government bonds. Results for the Lipper Large-Cap Value Index do not reflect expenses and investment management fees incurred by the Portfolio.Previously, the Portfolio followed the Lipper Growth & Income Index. Due to a revaluation by Lipper, effective September 1999 this changed to Lipper Large-Cap Value Index.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance numbers are net of all Portfolio operating expenses, but do not reflect the deduction of insurance charges.

* During the period noted, London Pacific Life & Annuity Company voluntarily agreed to reimburse certain operating expenses of the Portfolio. In the absence of the expense reimbursement, total return would have been lower.

The LPA Core Equity Portfolio earned a total return of 1.77% for the six months ending June 30, 2001. Comparatively, the returns for the S&P 500 Index and the Lipper Large-Cap Value Index were -6.70% and -3.65%, respectively.

Our defensive yield-driven style helped to push the Portfolio higher despite the weak market in the first six months. Automotive-related issues provided above-average yield, and attractive valuation early in 2001, and our investment in strong price performers, Dana Corp. and General Motors, pushed Portfolio returns higher. Many high dividend-yielding utility issues also boosted results, including Telefonos De Mexico, and Telecom New Zealand. Dow Jones Companies, Eastman Kodak and Caterpillar, led the blue-chip stock component of the Portfolio by posting double-digit returns.

The economic rebound will probably be slower than most market participants would like, but monetary and fiscal stimulation, combined with moderating energy costs, should support an economic rebound. The LPA Core Equity Portfolio strategy continues to invest in higher-yielding, attractively valued companies. With job losses in the U.S. heavily concentrated in the manufacturing segment, emphasis will be placed on identifying globally competitive with lower-cost production facilities. This provides for greater pricing power and better prospective margins. Some of these new additions will be headquartered outside the U.S. CEMEX. for example, offers very attractive valuation with a single digit multiple to earnings and a dividend yield over 3.5%. The expected economic recovery should help these more cyclical issues outperform the general market and boost future returns in your Portfolio.

$10,000 Hypothetical Investment since inception February 9, 1996
----------------------------------------------------------------

LPA Core Equity Portfolio                       - X
S&P 500 Index                                   - Y
Lipper Large-Cap Value Index                    - Z

$24,000-----------------------------------------------------
$22,000-----------------------------------------------------
$20,000-----------------------------------------------------Y $20,264
$18,000-----------------------------------------------------Z $18,940
$16,000-----------------------------------------------------X $17,146
$14,000-----------------------------------------------------
$12,000-----------------------------------------------------
$10,000-----------------------------------------------------

                   Average Annual Total Returns as of 6/30/01

                         6 Months            5 Years           Since Inception
                         --------            -------           ---------------
                                                              (February 9, 1996)
LPA Core Equity
 Portfolio                 1.77%*            10.75%*                10.52%*
S&P 500 Index             (6.70%)            14.48%                 14.00%
Lipper Large-Cap Value
 Index                    (3.65%)            12.96%                 12.58%



                          LPA GLOBAL LEADERS PORTFOLIO



INVESTMENT SUB-ADVISOR
London Pacific Advisors

ABOUT THE PORTFOLIO
Invests primarily in equity securities of foreign & domestic companies with large capitalization to obtain long-term capital growth.

PERFORMANCE
Net total return for the six months ended June 30, 2001:

LPA Global Leaders
   Portfolio           (10.65%)*
S&P 500 Index           (6.70%)

The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") is an unmanaged index of 500 leading stocks. Results for the S&P 500 Index do not reflect the expenses and investment management fees incurred by the Portfolio.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance numbers are net of all Portfolio operating expenses, but do not reflect the deduction of insurance charges.

* During the period noted, London Pacific Life & Annuity Company voluntarily agreed to reimburse and waive certain operating expenses of the Portfolio. In the absence of the expense reimbursement and fee waivers, total return would have been lower.

The LPA Global Leaders Portfolio earned a total return of -10.65% for the six months ending June 30, 2001, compared to -6.70% for the S&P 500 Index.

Although preserving capital better than the U.S. and foreign growth indices, your Portfolio lost ground in the first six months. The economic slowdown hurt earnings in the electronic technology segment and overcapacity clouds the outlook for an earnings recovery. This hurt several global industry leaders including Nokia, Oracle, and Siemans. Dell and Microsoft bucked the general technology decline, however, and moved higher over the first two quarters of 2001. Many non-technology issues with relatively steady earnings also registered positive returns, including ALCOA, Citigroup, and AOL Time Warner.

The economic rebound will probably be slower than most market participants would like, but monetary and fiscal stimulation, combined with moderating energy costs, should support an economic rebound. Our strategy is to invest in globally dominant companies with industry-leading profitability ratios and above-average prospects for earnings growth. Improved valuation, economic recovery, and earnings improvement should help growth stocks start to outperform the general market. Your LPA Global Leaders Portfolio should once again perform well in this environment.

$10,000 Hypothetical Investment since inception May 11, 1999
------------------------------------------------------------

LPA Global Leaders Portfolio            - X
S&P 500 Index                           - Y

$12,500--------------------------------------------------
$12,000--------------------------------------------------
$11,500--------------------------------------------------
$11,000--------------------------------------------------Y $10,846
$10,500--------------------------------------------------
$10,000--------------------------------------------------
$ 9,500--------------------------------------------------
$ 9,000--------------------------------------------------X $ 8,810
$ 8,500--------------------------------------------------

                   Average Annual Total Returns as of 6/30/01

                                  6 Months                Since Inception
                                  --------                ---------------
                                                           (May 11, 1999)

LPA Global Leaders Portfolio     (10.65%)*                    (5.75%)*
S&P 500 Index                     (6.70%)                      3.87%

                                                  LPT Variable Insurance Series Trust
                                                 Statements of Assets and Liabilities
                                                       June 30, 2001 (Unaudited)



                                                   Harris                                      RS                        LPA
                                                 Associates      MFS Total                 Diversified   LPA Core      Global
                                                    Value         Return     Strong Growth   Growth        Equity      Leaders
Assets                                            Portfolio      Portfolio      Portfolio   Portfolio    Portfolio    Portfolio
                                             ---------------- -------------- ------------- ------------ ----------- ------------
Investments at value, see accompanying schedules $ 7,226,400    $12,523,705    $8,713,723  $9,705,017   $7,472,263     $2,192,581
Repurchase agreements at cost and value              351,000        240,000       696,000           0       24,000              0
Cash and foreign currency at value                       209          6,319           313     128,995           74            939
Dividends and interest receivable                      9,630         85,799         2,881       4,561        8,965          1,366
Receivable for investments securities sold                 0        368,950       374,863     234,980            0         16,626
Expense reimbursement receivable                           0         10,309         1,780      18,319            0              0
Other assets                                           1,986          1,986         1,986       1,986        1,986          1,986
                                                       -----          -----         -----       -----        -----          -----
         Total Assets                            $ 7,589,225    $13,237,068    $9,791,546 $10,093,858    7,507,288     $2,213,498

Investments at cost                              $ 5,981,575    $11,964,384    $8,324,086  $9,679,997   $7,231,015     $2,527,576
Cash and foreign currency at cost                       $209         $6,544          $313    $128,995          $74           $939

Liabilities
Payable for investments securities purchased         $81,201       $193,263      $611,300    $414,802           $0        $16,434
Payable for Trust shares redeemed                      4,212          7,423         4,957       4,846        4,239          1,236
Payable to London Pacific                                696              0             0           0       22,394         14,796
Custodian fees payable                                 2,600          8,700         6,300       6,600        2,500          2,400
Advisory fees payable                                 18,558         24,678        17,509      20,913        9,351              0
Accrued legal and audit fees                          10,085         10,085        10,710      10,710       10,085         10,710
Accrued expenses and other liabilities                   450            450           450         450          454            724
                                                         ---            ---           ---         ---          ---            ---

         Total Liabilities                           117,802        244,805       651,226     458,321       49,023         46,300


Net Assets                                       $ 7,471,423    $12,992,263    $9,140,320  $9,635,537   $7,458,265     $2,167,198
                                                 ===========    ===========    ==========  ==========   ==========     ==========

Components of Net Assets:
     Paid-in capital                             $ 5,682,744    $10,903,871   $12,415,327 $12,485,990   $6,506,726     $2,632,115
     Undistributed net investment income (loss)       73,622        534,345       (35,002)    (43,620)      60,214           (165)
     Accumulated net realized gain (loss) on
     securities and foreign currency transactions    470,232        994,951    (3,629,642) (2,831,853)     650,077       (129,757)
     Net unrealized appreciation
     (depreciation)of securities and foreign currency
     transactions                                  1,244,825        559,096       389,637      25,020      241,248       (334,995)
                                                   ---------        -------       -------      ------      -------      --------
Net Assets                                       $ 7,471,423    $12,992,263    $9,140,320  $9,635,537   $7,458,265     $2,167,198
                                                 ===========    ===========    ==========  ==========   ==========     ==========
Shares Outstanding (unlimited authorization,
$.01 par value)                                      443,169        854,409       732,396   1,134,192      498,877        246,024
                                                     =======        =======       =======   =========      =======        =======
Net Asset Value, Offering Price and Redemption
Price, Per Share (net assets/shares outstanding)   $   16.86      $   15.21      $  12.48     $  8.50     $  14.95         $ 8.81
                                                   =========      =========      ========     =======     ========         ======

                                                                       See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                       Statements of Operations
                                                       For the Six Months Ended
                                                       June 30, 2001 (Unaudited)




                                    Harris
                                  Associates      MFS Total                            RS              LPA Core        LPA Global
                                    Value           Return       Strong Growth  Diversified Growth      Equity           Leaders
                                  Portfolio       Portfolio        Portfolio        Portfolio          Portfolio        Portfolio
                               ------------- ---------------- ---------------- --------------------- --------------   --------------

Investment Income
Income:
    Dividends                    $  52,307        $  72,222        $  16,268        $   16,279        $  49,729         $ 15,216
    Foreign withholding tax on
    dividend income                      0           (1,533)               0                 0                0           (1,048)
    Interest                         8,098          182,355           14,428             3,669              351              222
                                     -----          -------           ------             -----              ---              ---
          Total Investment Income   60,405          253,044           30,696            19,948           50,080           14,390
                                    ------          -------           ------            ------           ------           ------
Expenses:
     Investment advisory fees       35,849           48,511           38,197            43,424           18,764            8,463
     Custodian fees                 15,624           49,466           36,543            39,719           14,770           14,342
     Legal and audit fees            6,702            6,702            7,241             7,241            6,702            7,241
     Insurance expense               2,358            2,358            2,358             2,358            2,358            2,358
     Trustees' fees and expenses     3,000            3,000            3,000             3,000            3,000            3,000
     Printing expenses                 376              376              376               376              376              376
     Other expenses                    427              427              427               427              427              427
                                       ---              ---              ---               ---              ---              ---
     Expenses before expense
      reimbursement and fee waivers 64,336          110,840           88,142            96,545           46,397           36,207
     Fees waived by  investment
      advisor (Note 3)                   0                0                0                 0                0           (8,463)
     Expense reimbursement(Note 3) (18,091)         (27,401)         (22,444)          (32,977)               0          (13,189)
                                   -------          -------          -------           -------                -          -------
      Net Expenses                  46,245           83,439           65,698            63,568           46,397           14,555
                                    ------           ------           ------            ------           ------           ------
Net Investment Income(Loss)         14,160          169,605          (35,002)          (43,620)           3,683             (165)
                                    ------          -------          -------           -------            -----             ----
Realized and Unrealized Gain
(Loss) on Investments

Net realized gain (loss) on securities
 and foreign currency transactions 471,726          242,547       (2,575,101)       (1,667,577)        (115,440)          35,768
Net change in unrealized appreciation
 (depreciation) of securities and
 foreign currency transactions     560,073         (390,162)        (631,259)        2,138,569          237,834         (286,615)
                                   -------         --------         --------         ---------          -------         --------
Net  Realized & Unrealized Gain (Loss)
 on Investments                  1,031,799         (147,615)      (3,206,360)          470,992          122,394         (250,847)
                                 ---------         --------       ----------           -------          -------         --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations      $1,045,959         $ 21,990    ($  3,241,362)         $427,372         $126,077        ($251,012)
                                ==========         ========    =============          ========         ========        =========

                                                     See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                  Statements of Changes in Net Assets



                            Harris Associates                       MFS Total Return                            Strong Growth
                            Value Portfolio                            Portfolio                                 Portfolio
                            ---------------                            ---------                                 ---------

                         Six Months Ended                 Six Months Ended                    Six Months Ended
                         June 30, 2001      Year Ended     June 30, 2001    Year Ended          June 30, 2001      Year Ended
                           (Unaudited)   December 31, 2000  (Unaudited)  December 31, 2000       (Unaudited)    December 31, 2000
                           -----------   -----------------  -----------  -----------------       -----------    -----------------
Increase (Decrease) in Net Assets
from Operations:
Net investment income (loss)$  14,160          $  59,462    $ 169,605           $ 362,998       $   (35,002)     $   (134,951)
Net realized gain (loss) on
 securities and foreign
 currency transactions        471,726             87,448      242,547             792,843        (2,575,101)        3,056,453
Net change in unrealized
 appreciation (depreciation) of
 securities and foreign
 currency transactions        560,073            545,005     (390,162)            656,877          (631,259)       (4,227,608)
                              -------            -------     --------             -------          --------        ----------
Net increase (decrease) in net
 assets  resulting  from
 operations                 1,045,959            691,915       21,990           1,812,718        (3,241,362)       (1,306,106)
                            ---------            -------       ------           ---------        ----------        ----------
Distributions to Shareholders from:
Net investment income               0            (24,792)           0           (333,862)                 0                 0
Net realized gain on investments    0           (402,616)           0           (354,996)                 0        (5,266,932)
                                    -           --------            -           --------                  -        ----------
Total distributions                 0           (427,408)           0           (688,858)                 0        (5,266,932)
                                    -           --------            -           --------                  -        ----------
Share Transactions:
Net proceeds from sale of
 shares                     1,114,539          2,390,153      601,935          1,503,876            259,837         4,736,191
Issued to shareholders in
 reinvestment of dividends          0            427,408            0            688,858                  0         5,266,932
Cost of  shares repurchased(1,246,039)        (3,060,433)    (639,206)        (3,437,868)          (964,843)       (4,705,963)
                           ----------         ----------     --------         ----------           --------        ----------
Net increase (decrease)
from share transactions
(Note 5)                     (131,500)          (242,872)     (37,271)        (1,245,134)          (705,006)        5,297,160
                             --------           --------      -------         ----------           --------         ---------
Total Increase (Decrease) in Net
Assets                        914,459             21,635      (15,281)          (121,274)        (3,946,368)       (1,275,878)
                              -------             ------      -------           --------         ----------        ----------
Net Assets at Beginning
of Period                   6,556,964          6,535,329   13,007,544         13,128,818         13,086,688        14,362,566
                            ---------          ---------   ----------         ----------         ----------        ----------
Net Assets at End of Period$7,471,423         $6,556,964 $ 12,992,263       $ 13,007,544         $9,140,320       $13,086,688
                           ==========         ========== ============       ============         ==========       ===========
Undistributed net investment
income (loss) included in net
assets at end of period     $  73,622          $  59,462   $  534,345         $  364,740           ($35,002)             $  0
                            =========          =========   ==========         ==========           ========              ====

                                                 See Notes to Financial Statements

                                                 LPT Variable Insurance Series Trust
                                                  Statements of Changes in Net Assets



                                 RS Diversified                                LPA Core                      LPA Global
                                Growth Portfolio                         Equity Portfolio (1)            Leaders Portfolio (2)
                                ----------------                         --------------------            ---------------------

                        Six Months Ended                 Six Months Ended                    Six Months Ended
                         June 30, 2001      Year Ended     June 30, 2001    Year Ended          June 30, 2001      Year Ended
                           (Unaudited)   December 31, 2000  (Unaudited)  December 31, 2000       (Unaudited)    December 31, 2000
                           -----------   -----------------  -----------  -----------------       -----------    -----------------
Increase (Decrease) in Net
Assets from Operations:
Net investment income(loss)$  (43,620)       $  (131,553)  $     3,683          $ 56,531          $   (165)      $         (87)
Net realized gain (loss) on
 securities and foreign currency
 transactions              (1,667,577)         2,601,096      (115,440)          770,717            35,768            (154,593)
Net change in unrealized
 appreciation (depreciation)
 of securities and foreign
 currency transactions      2,138,569         (6,773,496)      237,834        (1,822,477)         (286,615)           (219,607)
                            ---------         ----------       -------        ----------          --------            --------
Net increase (decrease) in net
 assets resulting  from
 operations                   427,372         (4,303,953)      126,077          (995,229)         (251,012)           (374,287)
                              -------         ----------       -------          --------          --------            --------
Distributions to Shareholders
from:
Net investment income               0                  0             0           (48,075)                0                   0
Net realized gain on investments    0         (6,170,517)            0          (540,851)                0                   0
                                    -         ----------             -          --------                 -                   -
Total distributions                 0         (6,170,517)            0          (588,926)                0                   0
                                    -         ----------             -          --------                 -                   -
Share Transactions:
Net proceeds from sale of
 shares                       406,856          3,839,725       130,555         1,742,205           110,495           1,480,417
Issued to shareholders in
 reinvestment of dividends          0          6,170,517             0           588,926                 0                   0
Cost of  shares repurchased  (887,343)        (4,888,869)     (535,913)       (2,247,150)          (35,351)           (290,391)
                             --------         ----------      --------        ----------           -------            --------
Net increase (decrease) from
 share transactions (Note 5) (480,487)         5,121,373      (405,358)           83,981            75,144           1,190,026
                             ---------         ---------      ---------           ------            ------           ---------
Total Increase (Decrease)
 in Net Assets                (53,115)        (5,353,097)     (279,281)       (1,500,174)         (175,868)            815,739
                              -------         ----------      --------        ----------          --------             -------
Net Assets at Beginning of
 Period                     9,688,652         15,041,749     7,737,546         9,237,720         2,343,066           1,527,327
                            ---------         ----------     ---------         ---------         ---------           ---------
Net Assets at End of Period$9,635,537         $9,688,652    $7,458,265        $7,737,546        $2,167,198          $2,343,066
                           ==========         ==========    ==========        ==========        ==========          ==========
Undistributed net investment
income (loss) included in net
assets at  end of period    ($43,620)                 $0      $ 60,214          $ 56,531             ($165)                 $0
                            ========                  ==      ========          ========             =====                  ==
(1) Formerly Lexington Corporate Leaders Portfolio
(2) Formerly SAI Global Leaders Portfolio
                                                        See Notes to Financial Statements

                                                   LPT Variable Insurance Series Trust
                                                         Financial Highlights
                                             For a Share Outstanding Throughout the Period


                                                    Harris Associates Value Portfolio (1)
                          ------------------------- -------------------- ------------------ ------------------- --------------------
                               Six Months Ended           Year Ended          Year Ended         Year Ended           Year Ended
                          June 30, 2001 (Unaudited)  December 31, 2000    December 31, 1999    December 31, 1998   December 31, 1997
                          -------------------------  -----------------    -----------------    -----------------   -----------------


Net Asset Value, Beginning of Period        $14.47               $13.95             $14.03              $13.45               $11.86

Income from Investment Operations:
Net investment income (a)                     0.03                 0.12               0.05                0.10                 0.08
Net realized and unrealized gain on
investments                                   2.36                 1.27               0.61                0.48                 2.94
                                              ----                 ----               ----                ----                 ----
Total from investment operations              2.39                 1.39               0.66                0.58                 3.02
                                              ----                 ----               ----                ----                 ----

Less Distributions:
Dividends from net investment income          0.00                (0.05)             (0.09)               0.00                (0.05)
Distributions from net realized capital gains 0.00                (0.82)             (0.65)               0.00                (1.38)
                                              ----                -----              -----                ----                -----
Total distributions                           0.00                (0.87)             (0.74)               0.00                (1.43)
                                              ----                -----              -----                ----                -----

Net Asset Value, End of  Period             $16.86               $14.47             $13.95              $14.03               $13.45
                                            ======               ======             ======              ======               ======

Total Return ++                              16.52%               10.77%              4.65%               4.31%               25.56%
                                             =====                =====               ====                ====                =====

Ratios to Average Net Assets/Supplemental
   Data

Net assets, end of period (in 000's)        $7,471               $6,557             $6,535              $7,223                $3,523
Ratio of operating expenses to average net
assets                                      1.29%+                1.29%              1.29%               1.29%                 1.29%
Ratio of net investment income to average
net assets                                  0.39%+                0.91%              0.35%               0.75%                 0.56%
Portfolio turnover rate                     36.53%              105.65%             22.47%              49.83%                84.94%
Ratio of operating expenses to average net
  assets before expense reimbursements      1.79%+                1.91%              1.85%               1.85%                 4.22%
Net investment income (loss) per share before
  expense reimbursements (a)               ($0.01)                $0.04            ($0.03)               $0.03               ($0.32)


+  Annualized
++ Total returns represent aggregate total return for the six months ended June 30, 2001 and for the years ended December 31, 2000,
   1999, 1998 and 1997, respectively.  The total returns would have been lower if certain expenses had not been reimbursed by London
   Pacific.
(a)Based on the average of the daily shares outstanding throughout the year.
(1)Formerly MAS Value Portfolio (Note 1)

                                                         See Notes to Financial Statements

                                               LPT Variable Insurance Series Trust
                                                          Financial Highlights
                                             For a Share Outstanding Throughout the Period




                                                                 MFS Total Return Portfolio
                          ------------------------------------------------------------------------------------------ --------------
                              Six Months Ended           Year Ended          Year Ended         Year Ended           Year Ended
                          June 30, 2001 (Unaudited)  December 31, 2000    December 31, 1999    December 31, 1998   December 31, 1997
                          -------------------------  -----------------    -----------------    -----------------   -----------------

Net Asset Value, Beginning of Period       $15.19            $13.83                 $14.28            $12.80                 $10.90

Income from Investment Operations:
Net investment income (a)                    0.20              0.41                   0.38              0.37                   0.35
Net realized and unrealized gain on
investments                                 (0.18)             1.76                   0.02              1.16                   1.95
                                            -----              ----                   ----              ----                   ----
Total from investment operations             0.02              2.17                   0.40              1.53                   2.30
                                             ----              ----                   ----              ----                   ----

Less Distributions:
Dividends from net investment income         0.00             (0.39)                 (0.28)             0.00                  (0.19)
Distributions from net realized capital
gains                                        0.00             (0.42)                 (0.57)            (0.05)                 (0.21)
                                             ----             -----                  -----             -----                  -----
Total distributions                          0.00             (0.81)                 (0.85)            (0.05)                 (0.40)
                                             ----             -----                  -----             -----                  -----

Net Asset Value, End of Period             $15.21            $15.19                 $13.83            $14.28                 $12.80
                                           ======            ======                 ======            ======                 ======

Total Return ++                             0.13%            16.16%                  2.92%            11.98%                 21.18%
                                            ====             =====                   ====             =====                  =====

Ratios to Average Net Assets/Supplemental
   Data

Net assets, end of period (in 000's)     $12,992           $13,008                $13,129           $11,766                 $5,973
Ratio of operating expenses to average net
assets                                    1.29%+             1.29%                  1.29%             1.29%                  1.29%
Ratio of net investment income to average
net assets                                2.62%+             2.91%                  2.67%             2.72%                  2.80%
Portfolio turnover rate                   65.02%           109.29%                109.20%           126.29%                103.75%
Ratio of operating expenses to average net
  assets before expense reimbursements    1.71%+             1.61%                  1.60%             1.87%                  3.88%
Net investment income (loss) per share
before  expense reimbursements (a)         $0.17             $0.37                  $0.34             $0.29                  $0.03



+  Annualized
++ Total returns represent aggregate total return for the six months ended June 30, 2001 and for the years ended December 31, 2000,
   1999,1998 and 1997, respectively.  The total returns would have been lower if certain expenses had not been reimbursed by London
   Pacific.
(a)Based on the average of the daily shares outstanding throughout the year.

                                                    See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                         Financial Highlights
                                             For a Share Outstanding throughout the Period




                                                      Strong Growth Portfolio
                             -------------------------------------------------------------------------------------------------------
                              Six Months Ended           Year Ended          Year Ended         Year Ended           Year Ended
                          June 30, 2001 (Unaudited)  December 31, 2000    December 31, 1999    December 31, 1998   December 31, 1997
                          -------------------------  -----------------    -----------------    -----------------   -----------------

Net Asset Value, Beginning of Period        $16.58            $27.36             $17.06                $13.47               $11.92

Income from Investment Operations:
Net investment income (loss) (a)             (0.05)            (0.24)             (0.18)                (0.08)               (0.04)
Net realized and unrealized gain (loss) on
investments                                  (4.05)            (1.11)             13.79                  4.17                 3.07
                                             -----             -----              -----                  ----                 ----
Total from investment operations             (4.10)            (1.35)             13.61                  4.09                 3.03
                                             -----             -----              -----                  ----                 ----

Less Distributions:
Dividends from net investment income          0.00              0.00               0.00                  0.00                 0.00
Distributions from net realized capital gains 0.00             (9.43)             (3.31)                (0.50)               (1.48)
                                              ----             -----              -----                 -----                -----
Total distributions                           0.00             (9.43)             (3.31)                (0.50)               (1.48)
                                              ----             -----              -----                 -----                -----

Net Asset Value, End of Period              $12.48            $16.58             $27.36                $17.06               $13.47
                                            ======            ======             ======                ======               ======

Total Return ++                           (24.73%)           (4.82%)             81.45%                30.43%               25.56%
                                          ======             =====               =====                 =====                =====

Ratios to Average Net Assets/Supplemental
  Data

Net assets, end of period (in 000's)       $9,140            $13,087            $14,363                $6,860               $2,912
Ratio of operating expenses to average net
assets                                     1.29%+              1.29%              1.29%                 1.29%                1.29%
Ratio of net investment income (loss) to average
net assets                               (0.69%)+            (0.83%)            (0.88%)               (0.53%)              (0.26%)
Portfolio turnover rate                  214.91%             365.82%            342.87%               275.16%              270.11%
Ratio of operating expenses to average net
 assets before expense reimbursements     1.73%+               1.38%              1.80%                 2.39%                4.44%
Net investment (loss) per share before
 expense reimbursements (a)              ($0.08)             ($0.27)            ($0.28)               ($0.24)              ($0.46)

+  Annualized
++ Total returns represent aggregate total return for the six months ended June 30, 2001 and for the years ended December 31, 2000,
   1999, 1998 and 1997, respectively.  The total returns would have been lower  if certain expenses had not been reimbursed by
   London Pacific.
(a)Based on the average of the daily shares outstanding throughout the year.
                                                See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                         Financial Highlights
                                             For a Share Outstanding throughout the Period



                                                    RS Diversified Growth Portfolio (1)
                                  --------------------------------------------------------------------------------------------------
                             Six Months Ended           Year Ended          Year Ended         Year Ended           Year Ended
                          June 30, 2001 (Unaudited)  December 31, 2000    December 31, 1999    December 31, 1998   December 31, 1997
                          -------------------------  -----------------    -----------------    -----------------   -----------------

Net Asset Value, Beginning of Period        $8.07             $23.05              $12.00             $10.22                $8.58

Income from Investment Operations:
Net investment income (loss) (a)            (0.04)             (0.19)              (0.14)             (0.08)               (0.07)
Net realized and unrealized gain (loss) on
investments                                  0.47              (5.95)              15.96               1.86                 1.71
                                             ----              -----               -----               ----                 ----
Total from investment operations             0.43              (6.14)              15.82               1.78                 1.64
                                             ----              -----               -----               ----                 ----


Less Distributions:
Dividends from net investment income         0.00               0.00                0.00               0.00                 0.00
Distributions from net realized capital gains0.00              (8.84)              (4.77)              0.00                 0.00
                                             ----              -----               -----               ----                 ----
Total distributions                          0.00              (8.84)              (4.77)              0.00                 0.00
                                             ----              -----               -----               ----                 ----

Net Asset Value, End of Period              $8.50              $8.07              $23.05             $12.00               $10.22
                                            =====              =====              ======             ======               ======

Total Return ++                             5.33%           (30.87%)             137.04%             17.42%               19.12%
                                            ====            ======               ======              =====                =====

Ratios to Average Net Assets/Supplemental
   Data

Net assets, end of period (in 000's)      $9,636             $9,689             $15,042             $6,257               $3,452
Ratio of operating expenses to average net
 assets                                   1.39%+              1.39%               1.39%              1.39%                1.39%
Ratio of net investment income (loss) to average
 net assets                             (0.95%)+            (0.92%)             (0.87%)            (0.73%)              (0.72%)
Portfolio turnover rate                  190.09%            374.57%             480.03%            381.64%              234.54%
Ratio of operating expenses to average net
 assets before expense reimbursements     2.11%+              1.60%               1.97%              2.37%                4.53%
Net investment income (loss) per share
  before expense reimbursements (a)      ($0.07)            ($0.23)             ($0.24)            ($0.18)              ($0.35)


+  Annualized
++ Total returns represent aggregate total return for the six months ended June 30, 2001 and for the years ended December 31, 2000,
   1999, 1998 and 1997, respectively. The total returns would have been lower  if certain expenses had not been reimbursed by London
   Pacific.
(a)Based on the average of the daily shares outstanding throughout the year.
(1)Formerly Berkeley Smaller Companies Portfolio (Note 1).

                                               See Notes to Financial Statements


                                                    LPT Variable Insurance Series Trust
                                                         Financial Highlights
                                             For a Share Outstanding Throughout the Period


                                                               LPA Core Equity Portfolio (1)
                              -------------------------- ----------------- ------------------- ------------------ ------------------
                             Six Months Ended           Year Ended          Year Ended         Year Ended           Year Ended
                          June 30, 2001 (Unaudited)  December 31, 2000    December 31, 1999    December 31, 1998   December 31, 1997
                          -------------------------  -----------------    -----------------    -----------------   -----------------
Net Asset Value, Beginning of Period         $14.69            $17.70              $14.97             $13.39            $11.44

Income from Investment Operations:
Net investment income (loss) (a)               0.01              0.11                0.09               0.12              0.13
Net realized and unrealized gain (loss) on
investments                                    0.25             (1.96)               2.91               1.49              2.70
                                               ----             -----                ----               ----              ----
Total from investment operations               0.26             (1.85)               3.00               1.61              2.83
                                               ----             -----                ----               ----              ----


Less Distributions:
Dividends from net investment income           0.00             (0.09)              (0.10)              0.00             (0.08)
Distributions from net realized capital gains  0.00             (1.07)              (0.17)             (0.03)            (0.80)
                                               ----             -----               -----              -----             -----
Total distributions                            0.00             (1.16)              (0.27)             (0.03)            (0.88)
                                               ----             -----               -----              -----             -----

Net Asset Value, End of Period               $14.95            $14.69              $17.70             $14.97            $13.39
                                             ======            ======              ======             ======            ======

Total Return ++                               1.77%          (11.06%)              20.05%             12.04%            24.71%
                                              ====           ======                =====              =====             =====

Ratios to Average Net Assets/Supplemental
  Data

Net assets, end of period (in 000's)        $7,458            $7,738              $9,238             $8,169            $3,453
Ratio of operating expenses to average net
assets                                      1.24%+             1.29%               1.29%              1.29%             1.29%
Ratio of net investment income  to average net
 assets                                     0.10%+             0.67%               0.53%              0.87%             0.99%
Portfolio turnover rate                     50.63%            76.78%              10.06%              7.08%            35.69%
Ratio of operating expenses to average net
 assets before expense reimbursements and
 fee waivers                                1.24%+             1.33%               1.34%              1.60%             4.08%
Net investment income (loss) per share
 before expense reimbursements (a)           $0.01             $0.10               $0.08              $0.08           $(0.24)
+  Annualized
++ Total returns represent aggregate total return for the six months ended June 30, 2001 and for the years ended December 31, 2000,
   1999, 1998 and 1997, respectively. The total returns would have been lower if certain expenses had not been reimbursed and waived by London Pacific.
(a)Based on the average of the daily shares outstanding throughout the year.
(1)Formerly Lexington Corporate Leaders Portfolio (Note 1).

                                                  See Notes to Financial Statements


                                                    LPT Variable Insurance Series Trust
                                                         Financial Highlights
                                             For a Share Outstanding Throughout the Period




                                                                    LPA Global Leaders Portfolio (1)
                                                        -------------------------- ----------------- -------------------
                                                            Six Months Ended         Year Ended        Period Ended
                                                      June 30, 2001 (Unaudited)  December 31, 2000   December 31, 1999*
                                                      -------------------------  -----------------   ------------------
Net Asset Value, Beginning of Period                              $9.86               $11.70              $10.00

Income from Investment Operations:
Net investment income (loss) (a)                                   0.00                 0.00               (0.03)
Net realized and unrealized gain (loss) on investments            (1.05)               (1.84)               1.73
                                                                  -----                -----                ----
Total from investment operations                                  (1.05)               (1.84)               1.70
                                                                  -----                -----                ----

Less Distributions:
Dividends from net investment income                               0.00                 0.00                0.00
Distributions from net realized capital gains                      0.00                 0.00                0.00
                                                                   ----                 ----                ----
Total distributions                                                0.00                 0.00                0.00
                                                                   ----                 ----                ----

Net Asset Value, End of Period                                    $8.81                $9.86              $11.70
                                                                  =====                =====              ======

Total Return ++                                                (10.65%)             (15.73%)              17.00%
                                                               ======               ======                =====

Ratios to Average Net Assets/Supplemental
   Data

Net assets, end of period (in 000's)                             $2,167              $2,343              $1,527
Ratio of operating expenses to average net assets                1.29%+               1.29%              1.29%+
Ratio of net investment income (loss) to average net assets    (0.01%)+               0.00%            (0.50%)+
Portfolio turnover rate                                          23.74%              44.80%              12.36%
Ratio of operating expenses to average net
 assets before expense reimbursements and fee waivers            3.21%+               3.68%              9.86%+
Net investment income (loss) per share
 before expense reimbursements (a)                              $(0.09)             ($0.26)             $(0.61)
+   Annualized
++  Total returns represent aggregate total return for the six months ended June 30, 2001, the year ended December 31, 2000 and for the period between May 11,1999 to December 31, 1999. The total returns would have been lower if certain expenses had not been reimbursed and waived by London Pacific.

(a) Based on the average of the daily shares outstanding throughout the year.
(1) Formerly SAI Global Leaders Portfolio (Note 1).
*   For the period May 11, 1999 (Commencement of Operations) to December 31, 1999

                                                            See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                   Harris Associates Value Portfolio
                                                        Schedule of Investments
                                                       June 30, 2001 (Unaudited)
                                                                                             Value
Shares                                                                                    (Note 2)
------                                                                                    --------
COMMON STOCKS - 96.72%
         Consumer Discretionary - 22.51%
  4,950  Black & Decker Corporation........................................................$195,327
  8,000  Brunswick Corporation..............................................................192,240
  5,800  Fortune Brands, Inc.  .............................................................222,488
  5,800  Newell Rubbermaid, Inc.............................................................145,580
  7,400  Park Place Entertainment Corporation   +............................................89,540
  8,000  J.C. Penney, Inc...................................................................210,880
  4,000  Stanley Works......................................................................167,520
  2,700  Starwood Hotels & Resorts Worldwide, Inc.  ........................................100,656
  7,000  Toys R Us, Inc.   +................................................................173,250
  4,200  Tricon Global Restaurants, Inc.   +................................................184,380
                                                                                           --------
                                                                                          1,681,861
                                                                                          ---------
         General Business - 11.40%
  7,050  Cendant Corporation  +.............................................................137,475
  3,200  Ceridian Corporation   +............................................................61,344
  4,650  Equifax, Inc.  ....................................................................170,562
  2,200  First Data Corporation.............................................................141,350
  4,650  Moody's Corporation................................................................155,775
  6,000  Waste Management, Inc.  ...........................................................184,920
                                                                                           --------
                                                                                            851,426
                                                                                            -------
         Consumer Staples - 9.75%
  3,000  CVS Corporation  ..................................................................115,800
  3,900  Clorox Company  ...................................................................132,015
  6,800  Dial Corporation....................................................................96,900
  3,000  General Mills, Inc.................................................................131,340
  6,000  Kroger Company  +..................................................................150,000
  5,400  Sara Lee Corporation...............................................................102,276
                                                                                           --------
                                                                                            728,331
                                                                                            -------
         Communications - 9.27%
 10,500  AT&T Corporation...................................................................231,000
  8,400  Citizens Communications Company   +................................................101,052
  4,100  Knight Ridder, Inc.................................................................243,130
  5,500  Sprint Corporation.................................................................117,480
                                                                                           --------
                                                                                            692,662
                                                                                            -------
         Electronics - 6.55%
  3,000  Electronic Data Systems Corporation................................................187,500
  7,200  Motorola, Inc.  ...................................................................119,232
  3,500  Sungard Data Systems, Inc.   +.....................................................105,035

                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                     Harris Associates Value Portfolio
                                                    Schedule of Investments (Continued)
                                                       June 30, 2001 (Unaudited)
                                                                                              Value
Shares                                                                                     (Note 2)
------                                                                                     --------
COMMON STOCKS - (Continued)
         Electronics - (Continued)
  2,350  Teradyne, Inc.   +.................................................................$77,785
                                                                                            -------
                                                                                            489,552
                                                                                            -------
         Financial Services - 5.35%
  6,000  U.S. Bancorp.......................................................................136,740
  7,000  Washington Mutual, Inc.  ..........................................................262,850
                                                                                           --------
                                                                                            399,590
                                                                                            -------
         Capital Goods - 4.80%
  2,700  Cooper Industries, Inc. ...........................................................106,893
  5,000  Energizer Holdings, Inc.   +.......................................................114,750
  3,600  Rockwell International Corporation.................................................137,232
                                                                                           --------
                                                                                            358,875
                                                                                            -------
         Drugs & Health Care - 4.01%
  2,700  Chiron Corporation   +.............................................................137,700
  4,500  Guidant Corporation   +............................................................162,000
                                                                                           --------
                                                                                            299,700
                                                                                            -------
         Energy - 3.76%
  3,500  Burlington Resources, Inc.  .......................................................139,825
  5,000  Conoco, Inc.   +...................................................................141,000
                                                                                           --------
                                                                                            280,825
                                                                                            -------
         Autos & Transportation - 3.48%
  6,800  Ford Motor Company.................................................................166,940
  4,600  General Motors Corporation..........................................................93,150
                                                                                            -------
                                                                                            260,090
                                                                                            -------
         Broadcasting & Publishing - 3.03%
  9,200  AT&T Corporation (Liberty  Media Group)   +........................................160,908
  2,325  Dun & Bradstreet Corporation........................................................65,565
                                                                                            -------
                                                                                            226,473
                                                                                            -------
         Utilities - 2.77%
  4,300  TXU Corporation....................................................................207,217
                                                                                           --------
         Personal Services - 2.59%
  3,000  H&R Block, Inc.....................................................................193,650
                                                                                           --------
         Consumer Non-Durables - 2.57%
 10,150  Mattel, Inc........................................................................192,038
                                                                                           --------
         Conglomerates - 1.99%
  2,700  Textron, Inc.  ....................................................................148,608
                                                                                           --------
         Construction Materials -  1.99%
  5,950  Masco Corporation..................................................................148,512
                                                                                           --------

                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                     Harris Associates Value Portfolio
                                                    Schedule of Investments (Continued)
                                                       June 30, 2001 (Unaudited)
                                                                                             Value
Shares                                                                                    (Note 2)
------                                                                                    --------
         Office Equipment - 0.90%
  7,000  Xerox Corporation.................................................................$66,990
                                                                                           -------
         Total Common Stocks (Cost $5,981,575)...........................................7,226,400
                                                                                        ----------
Principal
Amount
------
SHORT-TERM OBLIGATIONS - 4.70%
         Repurchase Agreement - 4.70%
$351,000 Repurchase Agreement with State Street Bank and Trust Company, dated 06/29/01 at 2.75%, due 07/02/01, maturity value
         $351,080 (collateralized by U.S. Treasury Bond, 7.875%, due 02/15/21, par value
         $285,000; market value $359,571) (Cost $351,000)..................................351,000
                                                                                          --------
TOTAL INVESTMENTS (COST $6,332,575*)...............101.42%                              $7,577,400
OTHER ASSETS AND LIABILITIES (NET)..................(1.42)                                (105,977)
                                                    -----                                 --------
NET ASSETS.........................................100.00%                              $7,471,423
                                                  =======                               ==========
* Aggregate cost for Federal tax purposes (Note 4)
+ Non-income producing security
                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                      MFS Total Return Portfolio
                                                        Schedule of Investments
                                                       June 30, 2001 (Unaudited)
                                                                                            Value
Shares                                                                                   (Note 2)
------                                                                                   --------
COMMON STOCKS - 56.12%
         Financial Services - 13.20%
  2,870  Allstate Corporation............................................................$126,251
    600  American General Corporation......................................................27,870
    110  American International Group, Inc. ................................................9,460
  1,909  Bank of America Corporation......................................................114,597
    700  Chubb Corporation.................................................................54,201
  1,195  CIGNA Corporation................................................................114,505
  1,333  Citigroup, Inc. ..................................................................70,436
  2,955  Federal Home Loan Mortgage Corporation...........................................206,850
  1,990  FleetBoston Financial Corporation.................................................78,506
  2,170  The Hartford Financial Services Group, Inc. .....................................148,428
    342  ING Groep NV......................................................................22,375
  1,280  J P Morgan Chase & Company, Inc.  ................................................57,088
  1,520  Jefferson Pilot Corporation.......................................................73,446
    210  Lincoln National Corporation......................................................10,868
    240  Mellon Bank Corporation...........................................................11,040
  1,375  Merrill Lynch & Company, Inc. ................................................... 81,469
    990  MetLife, Inc. ....................................................................30,670
  1,305  Morgan Stanley Dean Witter & Company .............................................83,820
  1,420  Nationwide Financial Services, Inc.  .............................................61,983
  1,260  PNC Financial Services Group, Inc. ...............................................82,895
  3,700  St. Paul Companies, Inc. ........................................................187,553
  1,215  U.S. Bancorp......................................................................27,690
    700  Wells Fargo & Company.............................................................32,501
                                                                                          -------
                                                                                        1,714,502
                                                                                        ---------
         Energy - 8.88%
  1,715  Apache Corporation................................................................87,036
    725  BJ Services Company   +...........................................................20,576
    608  BP PLC, ADR.......................................................................30,309
  1,150  Cooper Cameron Corporation   +....................................................64,170
  2,725  Devon Energy Corporation.........................................................143,063
  1,890  Exxon Mobil Corporation..........................................................165,092
  1,770  Halliburton Company...............................................................63,012
    940  Kerr-McGee Corporation............................................................62,294
  3,030  Noble Drilling Corporation    +...................................................99,233
  4,800  Occidental Petroleum Corporation.................................................127,632
  3,040  Royal Dutch Petroleum Company....................................................177,141
  1,680  Schlumberger Ltd.  ...............................................................88,452
    740  Unocal Corporation................................................................25,271
                                                                                          -------
                                                                                        1,153,281
                                                                                        ---------


                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                      MFS Total Return Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2001 (Unaudited)
                                                                                            Value
Shares                                                                                   (Note 2)
------                                                                                   --------
COMMON STOCKS - (Continued)
         Communications - 5.74%
  4,130  AT&T Corporation.................................................................$90,860
  1,450  AdvancedFibre Communications, Inc.  +.............................................30,450
  1,584  Alltel Corporation................................................................97,036
    925  Centurytel, Inc. .................................................................28,027
  1,125  Nokia Corporation, ADR............................................................24,795
  3,500  Nortel Networks Corporation.......................................................31,815
    840  SBC Communications, Inc. .........................................................33,650
  5,889  Sprint Corporation...............................................................125,789
  1,215  Telephone & Data Systems, Inc. ..................................................132,131
  2,837  Verizon Communications...........................................................151,780
                                                                                         --------
                                                                                          746,333
                                                                                          -------
         Utilities - 4.38%
  1,110  Dominion Resources, Inc.  ........................................................66,744
    710  Duke Energy Company...............................................................27,697
    170  El Paso Corporation................................................................8,932
    860  Exelon Corporation................................................................55,143
    460  FPL Group, Inc.  .................................................................27,697
  1,600  National Fuel Gas Company.........................................................83,184
  5,415  NiSource, Inc.   +...............................................................147,992
  1,240  Pinnacle West Capital Corporation.................................................58,776
    350  Progress Energy, Inc. ............................................................15,722
    350  TXU Corporation...................................................................18,113
    650  UtiliCorp United, Inc.  ..........................................................19,858
  1,140  WGL Holdings, Inc. ...............................................................30,905
    270  Williams Companies, Inc. ..........................................................8,896
                                                                                           ------
                                                                                          569,659
                                                                                          -------
         Drugs & Health Care - 4.11%
    810  Abbott Laboratories...............................................................38,888
  1,000  American Home Products Corporation................................................58,440
    200  Baxter International, Inc..........................................................9,800
    480  Bristol Myers Squibb Company......................................................25,104
    100  Community Health Systems, Inc.   +.................................................2,950
  1,780  Guidant Corporation   +...........................................................64,080
  2,210  HCA,Inc.   .......................................................................99,870
    230  Johnson & Johnson.................................................................11,500
    430  Eli Lilly & Company...............................................................31,820
  2,660  Novartis AG.......................................................................96,317

                                                   See Notes to Financial Statements

                                                 LPT Variable Insurance Series Trust
                                                      MFS Total Return Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2001 (Unaudited)
                                                                                            Value
Shares                                                                                   (Note 2)
------                                                                                   --------
COMMON STOCKS - (Continued)
         Drugs & Health Care - (Continued)
    311  Pharmacia Corporation............................................................$14,290
  2,250  Schering-Plough Corporation.......................................................81,540
                                                                                          -------
                                                                                          534,599
                                                                                          -------
         Materials and Processing - 3.33%
  4,045  Akzo Nobel NV ...................................................................171,397
    550  Alcan, Inc.  .....................................................................23,111
  3,322  ALCOA, Inc.......................................................................130,887
  7,000  Owens Illinois, Inc.  +...........................................................47,460
    350  Phelps Dodge Corporation..........................................................14,525
  1,360  Rohm & Haas Company ..............................................................44,744
                                                                                          -------
                                                                                          432,124
                                                                                          -------
         Consumer Staples - 3.16%
  1,297  Archer Daniels Midland Company....................................................16,861
    600  CVS Corporation...................................................................23,160
  1,210  Gillette Company..................................................................35,078
  3,300  Kroger Company   +................................................................82,500
    150  Nestle SA ........................................................................31,895
  1,010  Procter & Gamble Company..........................................................64,438
    680  Quaker Oats Company ..............................................................62,050
  1,975  Safeway, Inc.   +.................................................................94,800
                                                                                          -------
                                                                                          410,782
                                                                                          -------
         Broadcasting & Publishing - 2.96%

  2,760  Comcast Corporation   +..........................................................119,784
    790  Gannett, Inc......................................................................52,061
    350  New York Times Company, Class A...................................................14,700
  3,834  Viacom, Inc.  +..................................................................198,409
                                                                                         --------
                                                                                          384,954
                                                                                          -------
         Consumer Discretionary - 2.53%
  8,834  Diageo. ..........................................................................97,039
    350  Walt Disney Company...............................................................10,112
  1,120  Fortune Brands, Inc. .............................................................42,963
  3,450  Harrah's Entertainment, Inc.    +................................................121,785
  1,150  MGM Mirage, Inc.   +..............................................................34,454
    450  Nike, Inc.   .....................................................................18,895
    100  Sears, Roebuck & Company...........................................................4,231
                                                                                           ------
                                                                                          329,479
                                                                                          -------
                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                      MFS Total Return Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2001 (Unaudited)
                                                                                           Value
Shares                                                                                  (Note 2)
------                                                                                  --------
COMMON STOCKS - (Continued)
         Capital Goods - 2.01%
  1,890  Alstom   +......................................................................$52,631
  3,390  Deere & Company.................................................................128,312
  1,530  W. W. Grainger, Inc..............................................................62,975
    411  Ingersoll-Rand Company...........................................................16,933
                                                                                         -------
                                                                                         260,851
                                                                                         -------
         Chemicals - 1.13%
  2,760  Air Products & Chemicals, Inc...................................................126,270
  1,300  Georgia Gulf Corporation.........................................................20,150
                                                                                         -------
                                                                                         146,420
                                                                                         -------
         Electronics - 1.11%
  1,050  Analog Devices, Inc.   +.........................................................45,412
  3,990  Motorola, Inc. ..................................................................66,074
    600  Tektronix, Inc.   +..............................................................16,290
    540  Texas Instruments, Inc. .........................................................17,010
                                                                                         -------
                                                                                         144,786
                                                                                         -------
         Software - 0.80%
  1,215  Microsoft Corporation   +........................................................88,695
    250  VeriSign, Inc.   +...............................................................15,002
                                                                                         -------
                                                                                         103,697
                                                                                         -------
         Computer & Business Equipment - 0.75%
  1,500  Compaq Computer Corporation......................................................23,235
    439  International Business Machines Corporation......................................49,607
  1,550  Sun Microsystems, Inc.    +......................................................24,366
                                                                                         -------
                                                                                          97,208
                                                                                          ------
         Consumer Cyclical - 0.66%
  3,370  Delphi Automotive Systems Corporation............................................53,684
  1,710  Visteon Corporation..............................................................31,430
                                                                                         -------
                                                                                          85,114
                                                                                          ------
         Autos & Transportation - 0.51%
  1,920  Burlington Northern Santa Fe Corporation.........................................57,926
    348  Ford Motor Company................................................................8,543
                                                                                          ------
                                                                                          66,469
                                                                                          ------
         Real Estate - 0.41%
    940  Equity Residential Properties Trust..............................................53,157
                                                                                         -------

                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                      MFS Total Return Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2001 (Unaudited)
                                                                                         Value
Shares                                                                                (Note 2)
------                                                                                --------

         Aerospace - 0.40%
    370  Boeing Company................................................................$20,572
    420  United Technologies Corporation................................................30,769
                                                                                       -------
                                                                                        51,341
                                                                                        ------
         Basic Industry - 0.05%
    120  Kimberly Clark Corporation......................................................6,708
                                                                                        ------
         Total Common Stocks (Cost $6,739,633).......................................7,291,464
                                                                                    ----------
PREFERRED STOCKS - 0.48%
    560  Cox Communications, Inc. ......................................................32,906
    510  NiSource, Inc. ................................................................25,087
    300  Owens Illinois, Inc.............................................................4,260
                                                                                        ------
         Total Preferred Stocks (Cost $63,499)..........................................62,253
                                                                                       -------
WARRANTS - 0.01%
    660  NiSource, Inc.+(Cost $1,341)....................................................1,564
                                                                                        ------

Principal
Amount
------
CORPORATE BONDS AND NOTES - 24.31%
$25,000   AFLAC, Inc., 6.50%, due 04/15/2009............................................24,547
 50,000   AIG Sunamerica Global Financing, 144A, 5.85%, due 02/01/2006..................50,029
 15,000   AT&T Wireless Services, Inc., 144A, 7.35%, due 01/01/2006.....................15,328
 32,000   Allegheny Energy Supply Company, LLC, 144A, 7.80%, due 03/15/2011.............31,601
  8,573   American Airlines, 6.855%, due 04/15/2009......................................8,783
 20,000   American Tower Corporation, 144A, 5.00%, due 02/15/2010.......................15,600
 10,000   American Tower Corporation, 5.00%, due 02/15/2010..............................7,850
 14,000   Anadarko Finance Company, 144A, 6.75%, due 05/01/2011.........................14,003
 29,000   Associates Corporation of North America, 5.50%, due 02/15/2004................29,037
 16,000   Atlantic Mutual Insurance Company, 144A, 8.15%, due 02/15/2028................10,949
 22,727   Bear Stearns Commercial Mortgage Securities,  6.80%, due 09/15/2008 ..........23,307
 26,000   Belo AH Corporation, 7.75%, due 06/01/2027....................................23,305
 16,000   Boeing Capital Corporation, 7.375%, due 09/10/2027............................16,959
 13,000   CMS Energy Corporation, 8.00%, due 07/01/2001.................................13,000
 10,000   CSC Holdings, Inc., 8.125%, due 07/15/2009.....................................9,900
 38,000   CWMBS, Inc., 8.00%, due 06/25/2030............................................39,605
 51,000   Certificates Funding Corporation,  6.716%, due 12/19/2004.....................52,659
 10,000   Chancellor Media Corporation, 8.75%, due 06/15/2007...........................10,325
 17,000   Chase Commercial Mortgage Securities Corporation,
          6.39%, due 11/18/2008.........................................................16,919
 10,554   Chase Commercial Mortgage Securities Corporation,
          7.543%, due 07/15/2032........................................................11,079
                                                   See Notes to Financial Statements


                                                  LPT Variable Insurance Series Trust
                                                      MFS Total Return Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2001 (Unaudited)

Principal                                                                               Value
Amount                                                                               (Note 2)
------                                                                               --------
CORPORATE BONDS AND NOTES (Continued)
$12,000   Chevron Phillips Chemical, 6.75%, due 12/01/2004............................$11,837
 35,000   Citibank Credit Card Issuance Trust, 6.65%, due 05/15/2008...................34,824
 14,000   Citigroup, Inc., 5.75%, due 05/10/2006.......................................13,864
 44,000   Citigroup, Inc., 7.25%, due 10/01/2010.......................................45,674
 20,000   Citizens Communications Company, 8.50%, due 05/15/2006.......................20,398
  7,000   Cleveland Electric Illuminating Company, Secured Note, 144A,
          7.88%, due 11/01/2017........................................................ 6,854
 93,000   Cleveland Electric Illuminating Company, 9.00%, due 07/01/2023.............. 94,245
 28,000   Coastal Corporation, 6.20%, due 05/15/2004...................................27,924
 17,000   Comcast Cable Communications, Inc., 6.875%, due 06/15/2009...................16,931
 16,000   Comcast Cable Communications, Inc., 6.75%, due 01/30/2011....................15,670
 21,456   Comm 2000 Fl2, 144A, 1.00%, due 04/15/2011...................................21,457
 16,000   Commonwealth Edison Company, 8.50%, due 07/15/2022...........................16,049
 65,000   Connecticut Light & Power Company, 7.875%, due 10/01/2024....................65,403
 28,652   Continental Airlines, 6.648%, due 09/15/2017.................................27,928
 35,000   Country Home Loan, Inc., 6.85%, due 06/15/2004.............................. 36,092
  8,000   Cox Communications, Inc., 7.75%, due 11/01/2010.............................. 8,380
 30,000   Cox Communications, Inc., 6.75%, due 03/15/2011..............................29,293
100,000   Crimi Mae Commercial Mortgage Trust, 144A, 7.00%, due 03/02/2011............100,697
 12,000   DTE Energy Company, 7.05%, due 06/01/2011....................................12,127
 34,000   Daimler Chrysler N A Holding Corporation, 6.63%, due 09/21/2001..............34,163
 47,000   Daimler Chrysler N A Holding Corporation, 6.40%, due 05/15/2006..............46,626
 11,000   Dime Bancorp, Inc., 9.00%, due 12/19/2002....................................11,437
 14,000   Dominion Resources, Inc., 8.125%, due 06/15/2010.............................15,063
 32,000   EOP Operations  Ltd. Partnership, 7.75%, due 11/15/2007......................33,567
 10,000   Enron Corporation, 7.875%, due 06/15/2003....................................10,443
 11,000   Entergy Mississippi, Inc., 6.20%, due 05/01/2004.............................10,848
 38,000   Federated Department Stores, Inc., 8.50%, due 06/15/2003.....................40,048
 13,000   Ford Credit Auto Owner Trust, 6.42%, due 10/15/2003..........................13,228
 65,000   Ford Motor Credit Company, 6.875%, due 02/01/2006............................66,260
 56,000   Ford Motor Credit Company, 7.375%, due 02/01/2011............................56,735
  6,783   GGIB Funding Corporation, Secured Lease Obligation Bond,
          7.43%, due 01/15/2011.........................................................6,848
 38,000   GS Escrow Corporation, 6.75%, due 08/01/2001.................................37,980
 33,956   GS Mortgage Securities Corporation, 6.06%, due 10/18/2030....................34,188
 26,000   General Electric Capital Corporation, 7.50%, due 05/15/2005..................27,650
                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                      MFS Total Return Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2001 (Unaudited)
Principal                                                                              Value
Amount                                                                              (Note 2)
------                                                                              --------
CORPORATE BONDS AND NOTES (Continued)
 $9,000   General Electric Capital Corporation, 8.85%, due 03/01/2007................$10,321
 29,000   General Electric Capital Corporation, 8.70%, due 03/01/2007.................33,045
  7,000   General Electric Capital Corporation, 8.75%, due 05/21/2007..................8,007
 18,000   General Electric Capital Corporation, 7.375%, due 01/19/2010................19,380
 25,000   General Motors Acceptance Corporation, 5.80%, due 03/12/2003................25,192
 24,000   General Motors Acceptance Corporation, 7.25%, due 03/02/2011................24,371
 14,000   Gulf Canada Resources Ltd., 8.35%, due 08/01/2006...........................15,359
 31,000   Gulf Canada Resources Ltd., 7.125%, due 01/15/2011..........................31,918
  5,000   Gulf States Utilities Company, 8.25%, due 04/01/2004.........................5,284
 11,000   Harrahs Operations, Inc., 144A, 7.125%, due 06/01/2007......................10,937
 11,000   Harrahs Operations, Inc., 8.00%, due 02/01/2011.............................11,183
 25,000   Household Finance Corporation, 6.75%, due 05/15/2011........................24,671
 30,000   Hydro Quebec, 6.30%, due 05/11/2011.........................................29,516
 23,000   Ingersoll-Rand Company, 6.25%, due 05/15/2006...............................23,055
 17,000   Kmart Corporation, 9.375%, due 02/01/2006...................................16,575
 18,000   Kellogg Company, 144A, 6.00%, due 04/01/2006................................17,725
 18,000   Kinder Morgan Energy Partners, 6.75%, due 03/15/2011........................17,723
 12,000   Kinder Morgan Energy Partners, 7.40%, due 03/15/2031........................11,789
 36,000   Kroger Company, 7.50%, due 04/01/2031.......................................35,098
 15,000   Lehman Brothers Holdings, 7.125%, due 09/15/2003............................15,601
 41,000   Lehman Brothers Holdings, 8.25%, due 06/15/2007.............................44,469
 13,000   Liberty Media Corporation, 8.25%, due 02/01/2030............................11,165
  5,000   Loews Corporation, 3.125%, due 09/15/2007....................................4,253
 26,000   MGM Mirage, Inc., 8.50%, due 09/15/2010.....................................27,089
  4,000   Metronet Communciations Corporation, 0%, due 06/15/2008......................3,478
 17,000   MidAmerican Funding, LLC, 144A, 6.927%, due 03/01/2029......................14,910
 34,557   Midland Funding Corporation, Senior Secured Lease Bond,
          Series C, 10.33%, due 07/23/2002 ...........................................35,324
 11,000   Mirant Americas Generation, Inc., 144A, 8.30%, due 05/01/2011...............11,090
  8,000   J.P. Morgan Commercial Mortgage Finance Corporation, 144A,
          6.613%, due 01/15/2030 ......................................................8,059
 38,000   Morgan Stanley Group, Inc., 6.10%, due 04/15/2006...........................37,927
 12,383   NRG Energy, 144A, 8.962%, due 03/15/2016....................................13,191
 10,000   NRG Energy, 8.70%, due 03/15/2005...........................................10,562
  8,000   News America, Inc., 6.703%, due 05/21/2004...................................8,086
  3,000   News America, Inc., 7.30%, due 04/30/2028....................................2,688
 43,098   Niagara Mohawk Power Corporation, 7.25%, due 10/01/2002.....................44,131
 39,000   Niagara Mohawk Power Corporation, 7.75%, due 05/15/2006.....................40,583
  8,000   Niagara Mohawk Power Corporation, 8.77%, due 01/01/2018......................8,264
                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                      MFS Total Return Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2001 (Unaudited)
Principal                                                                              Value
Amount                                                                              (Note 2)
------                                                                              --------
CORPORATE BONDS AND NOTES (Continued)
$15,000   NiSource Financial Corporation, 5.75%, due 04/15/2003......................$15,076
 49,000   NiSource Financial Corporation, 144A, 7.875%, due 11/15/2010................51,577
 10,057   Northeast Utilities Systems, 8.58%, due 12/01/2006..........................10,392
 13,000   Northrop Grumman Corporation, 144A, 7.175%, due 02/15/2011..................12,846
 27,000   Northrop Grumman Corporation, 144A, 7.75%, due 02/15/2031...................26,793
 12,000   NSTAR., 8.00%, due 02/15/2010...............................................12,686
 18,000   Occidental Petroleum Corporation, 6.40%, due 04/01/2003.....................18,255
  5,000   PNPP II Funding Corporation, 9.12%, due 05/30/2016...........................5,393
 33,000   PSEC Power LLC, 144A, 7.75%, due 04/15/2011.................................33,686
 16,000   PSEC Power LLC, 144A, 8.625%, due 04/15/2031................................17,202
 12,000   Pemex Project Funding, 9.125%, due 10/13/2010...............................12,705
 10,000   Phillips Petroleum Company, 8.50%, due 05/25/2005...........................10,839
  8,000   Progress Energy, Inc., 7.10%, due 03/01/2011.................................8,088
  6,000   Pure Resources, Inc., 144A, 7.125%, due 06/15/2011...........................5,904
 22,000   Province of Quebec, 5.50%, due 04/11/2006...................................21,659
 22,000   QWEST Capital Funding, Inc., 7.625%, due 06/09/2003.........................22,770
 36,000   Raytheon Company, 6.45%, due 08/15/2002.....................................36,226
 40,000   Residential Accredit Loans, Inc., 6.75%, due 10/25/2028.....................39,837
  7,000   Residential Funding Mortgage Securities, 7.66%, due 09/25/2012...............7,239
 19,000   Safeway, Inc., 7.25%, due 02/01/2031........................................18,399
 60,000   Salton Sea Funding Group Corporation, Senior Secured Bond,
          7.84%, due 05/30/2010...................................................... 53,082
  45,000  Socgen Real Estate Company, LLC, 144A, 7.64%, due 12/29/2049................44,137
  34,000  Sprint Capital Corporation, 6.50%, due 11/15/2001.......................... 34,222
  28,000  Sprint Capital Corporation, 7.125%, due 01/30/2006..........................28,192
  20,000  Summit Acceptance Auto Investment LLC,144A , 7.51%, due 02/15/2007..........20,969
  18,000  SunAmerica Institutional, 5.75%, due 02/16/2009.............................17,230
  62,000  TCI Communications Financing III, Capital Securities,
          9.65%, due 03/31/2027.......................................................67,659
  12,000  TXU Eastern Funding Company, 6.15%, due 05/15/2002..........................12,070
  11,000  Telecomunicaciones de Puerto Rico, 6.65%, due 05/15/2006....................10,453
  15,000  TELUS Corporation, 7.50%, due 06/01/2007....................................15,182
   5,000  Texas Gas Transmission Corporation, 7.25%, due 07/15/2027....................4,612
  10,000  Texas Utilities Company, 5.94%, due 10/15/2001..............................10,038
  22,000  Time Warner Entertainment Company, LP, 10.15%, due 05/01/2012...............26,726
  10,000  Time Warner, Inc., 6.875%, due 06/15/2018....................................9,437
  43,000  Time Warner, Inc., Pass-thru Asset Trust, 144A, 6.10%, due 12/30/2001.......43,344
  15,000  Toledo Edison Company, 7.875%, due 08/01/2004...............................15,741
  10,000  Union Pacific Corporation, 5.78%, due 10/15/2001.........................   10,029
                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                      MFS Total Return Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2001 (Unaudited)
Principal                                                                              Value
Amount                                                                              (Note 2)
------                                                                              --------
CORPORATE BONDS AND NOTES (Continued)
 $16,000  Union Pacific Corporation, 6.34%, due 05/25/2003...........................$16,324
  13,000  Union Pacific Corporation, 5.84%, due 05/25/2004............................13,046
  36,000  Union Pacific Corporation, 6.65%, due 01/15/2011............................35,437
  17,000  United Mexican States, 8.375%, due 01/14/2011...............................17,102
   7,000  UtiliCorp United, Inc., 7.00%, due 07/15/2004................................7,075
   6,000  WMX Technologies, Inc., 6.375%, due 12/01/2003...............................6,031
  10,196  Waterford 3 Funding Corporation, Secured Lease Collateral Bond,
          8.09%, due 01/02/2017.......................................................10,192
  22,000  Waste Management, Inc., 6.625%, due 07/15/2002..............................22,171
  26,000  Waste Management, Inc., 7.375%, due 08/01/2010..............................26,039
   7,000  Williams Gas Pipelines, 144A, 7.375%, due 11/15/2006........................ 7,262
                                                                                       -----
          Total Corporate Bonds and Notes (Cost $3,160,215)........................3,158,909
                                                                                  ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.63%
          Government National Mortgage Association (GNMA) - 4.32%
  54,312  Pool #780214, 8.00%, due 12/15/2022.........................................56,942
   3,407  REMIC, 8.00%, due 06/20/2025.................................................3,550
  40,445  Pool #377615, 7.50%, due 09/15/2025.........................................41,532
  26,673  Pool #410122, 7.50%, due 10/15/2025.........................................27,476
  21,437  Pool #247754, 7.50%, due 11/15/2026.........................................22,006
  19,423  Pool #780546, 7.50%, due 04/15/2027.........................................19,939
  17,592  Pool #453937, 7.50%, due 08/15/2027.........................................18,048
  15,747  Pool #455301, 7.50%, due 09/15/2027.........................................16,156
  42,055  Pool #433627, 7.00%, due 02/15/2028.........................................42,436
  17,398  Pool #469399, 7.00%, due 03/15/2028.........................................17,556
  28,930  Pool #467737, 7.00%, due 04/15/2028.........................................29,221
  27,309  Pool #480352, 7.00%, due 07/15/2028.........................................27,557
  70,850  Pool #525494, 8.00%, due 12/15/2029.........................................73,396
 160,238  Pool #479602, 8.00%, due 09/15/2030........................................165,996
                                                                                    --------
          Total GNMA.................................................................561,811
                                                                                    --------
          Federal National Mortgage Association (FNMA) - 4.20%
  61,000  5.625%, due 05/14/2004......................................................61,990
  25,000  6.00%, due 12/15/2005.......................................................25,496
  30,000  Pool #410201, 5.722%, due 03/01/2009........................................29,212
  27,000  6.625%, due 11/15/2010......................................................27,894
 121,211  Pool #323818, 6.50%, due 07/01/2014........................................121,817
  33,133  Pool #508538, 7.00%, due 08/01/2029.........................................33,288
  53,616  Pool #527823, 7.00%, due 02/01/2030.........................................53,867
  44,472  Pool #535532, 7.00%, due 09/01/2030.........................................44,666
  73,866  Pool #550544, 7.50%, due 09/01/2030.........................................75,366
                                                   See Notes to Financial Statements


                                                  LPT Variable Insurance Series Trust
                                                      MFS Total Return Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2001 (Unaudited)
Principal                                                                              Value
Amount                                                                              (Note 2)
------                                                                              --------
U.S. GOVERNMENT AGENCY OBLIGATIONS - (Continued)
          Federal National Mortgage Association (FNMA) - (Continued)
 $49,756  Pool #579206, 6.00%, due 04/01/2031........................................$47,750
  23,596  Pool #573030, 7.50%, due 04/01/2031.........................................24,075
                                                                                     -------
          Total FNMA.................................................................545,421
                                                                                    --------
          Federal Home Loan Mortgage Corporation (FHLM) - 0.92%
  64,000  5.25%, due 01/15/2006.......................................................63,300
  23,279  Pool #E81955, 6.50%, due 12/01/2015.........................................23,366
  32,000  6.75%, due 03/15/2031.......................................................32,625
                                                                                     -------
          Total FNMA.................................................................119,291
                                                                                    --------
          Student Loan Marketing Association (SALLIE MAE) - 0.19%
  25,000  5.00%, due 06/30/2004.......................................................24,940
                                                                                     -------
          Total U.S. Government Agency Obligations (Cost $1,242,372).............. 1,251,463
                                                                                   ---------
TREASURY OBLIGATIONS - 4.67%
          U.S. Treasury Notes - 3.58%
 100,000  5.50%, due 05/31/2003......................................................102,210
 153,000  6.875%, due 05/15/2006.....................................................165,001
  70,000  4.25%, due 01/15/2010.......................................................74,047
  43,000  5.75%, due 08/15/2010.......................................................43,995
  82,000  5.00%, due 02/15/2011.......................................................79,552
                                                                                     -------
                                                                                     464,805
                                                                                     -------
          U.S. Treasury Bonds - 1.09%
 101,000  6.25%, due 05/15/2030......................................................106,980
  37,000  5.375%, due 02/15/2031......................................................35,057
                                                                                     -------
                                                                                     142,037
                                                                                     -------
          Total Treasury Obligations (Cost $605,533).................................606,842
                                                                                    --------
EUROBONDS - 1.16%
   8,000  Deutsche Finance NV, 144A, 0.00%, due 02/12/2017 ............................4,020
  15,000  France Telecom SA, 144A, 5.148%, due 03/14/2003 ............................15,175
  22,000  Hanson PLC, 7.875%, due 09/27/2010 .........................................22,762
 101,000  Unicredito Italiano, 9.20%, due 10/05/2049.................................109,253
                                                                                    --------
          Total Eurobonds (Cost $151,791)............................................151,210
                                                                                    --------
SHORT-TERM OBLIGATIONS - 1.85%
          Repurchase Agreement - 1.85%
 240,000  Repurchase Agreement with State Street Bank & Trust Company, dated 06/29/01 at 2.75%, due 07/02/01, maturity value $240,055
          (collateralized by US Treasury Bond, 7.25%, due 08/15/22;
          market value $250,352) (Cost $240,000).....................................240,000
                                                                                    --------
TOTAL INVESTMENTS (COST $12,204,384*)..........................98.23%            $12,763,705
OTHER ASSETS AND LIABILITIES (NET)..............................1.77                 228,558
                                                               -----                 -------
NET ASSETS....................................................100.00%            $12,992,263
                                                             =======             ===========


* Aggregate cost for Federal tax purposes (Note 4)
+  Non-income producing security
144A after the name of a security represents those securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities amounted to $625,345 or 4.81% of net assets.


                    -----------------------------------------------------------------
                                            GLOSSARY OF TERMS

                                  ADR  American Depository Receipt
                                REMIC  Real Estate Mortgage Investment Conduit


                    ------------------ ----------------------------------------------

                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                        Strong Growth Portfolio
                                                        Schedule of Investments
                                                       June 30, 2001 (Unaudited)
                                                                                       Value
Shares                                                                              (Note 2)
------                                                                              --------
COMMON STOCKS - 95.33%
          Drugs & Health Care - 24.68%
   2,500  Abbott Laboratories.......................................................$120,025
     700  AmeriSource Health Corporation   +..........................................38,710
     700  Beckman Coulter, Inc.  .....................................................28,560
     500  Bergen Brunswig Corporation..................................................9,610
   3,600  Biomet, Inc.   +...........................................................173,016
     600  Cardinal Health, Inc. ......................................................41,400
   3,700  Caremark Rx, Inc.  +........................................................60,865
   1,000  Celgene Corporation   +.....................................................28,850
   1,200  Cephalon, Inc.  + ..........................................................84,600
     600  Chiron Corporation   +......................................................30,600
   1,650  Elan Corporation, PLC   +..................................................100,650
   2,120  Express Scripts, Inc.   +..................................................116,663
     400  Forest Laboratories, Inc.   +...............................................28,400
   1,500  Genzyme Corporation   +.....................................................91,500
   1,300  Gilead Sciences, Inc.   +...................................................75,647
     700  Human Genome Sciences, Inc.   +.............................................42,175
   1,400  ICOS Corporation   +........................................................89,600
   1,300  IDEC Pharmaceuticals Corporation   +........................................87,997
   1,500  IVAX Corporation   +........................................................58,500
   1,300  Johnson & Johnson...........................................................65,000
   1,700  King Pharmaceuticals, Inc.   +..............................................91,375
   1,800  Laboratory Corporation of America Holdings   +.............................138,420
   1,000  MedImmune, Inc.  +..........................................................47,200
   1,000  MiniMed, Inc.  +............................................................48,000
   2,000  Pfizer, Inc.  ..............................................................80,100
   1,600  Quest Diagnostics, Inc.  +.................................................119,760
   2,500  Quintiles Transnational Corporation  +......................................63,125
     900  Schering-Plough Corporation ................................................32,616
   1,300  Stryker Corporation ........................................................71,305
   1,200  Tenet Healthcare Corporation  +.............................................61,908
   2,100  UnitedHealth Group, Inc....................................................129,675
                                                                                    --------
                                                                                   2,255,852
                                                                                   ---------
          Consumer Discretionary - 16.08%
   1,400  Abercrombie & Fitch Company+................................................62,300
   1,000  Applebee's International Inc.    ...........................................32,000
   3,000  Bed Bath & Beyond, Inc. +...................................................93,600
   2,800  Best Buy Company, Inc. +...................................................177,856
     800  Carnival Corporation .......................................................24,560
                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                        Strong Growth Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2001 (Unaudited)
                                                                                       Value
Shares                                                                              (Note 2)
------                                                                              --------
COMMON STOCKS - (Continued)
          Consumer Discretionary - (Continued)
   4,000  Family Dollar Stores, Inc. ...............................................$102,520
   4,000  Home Depot, Inc. ..........................................................186,200
   1,300  International Game Technology   +...........................................81,575
   2,000  Jones Apparel Group, Inc.  +................................................86,400
   3,500  Kohl's Corporation +.......................................................219,555
   2,500  Lowe's Companies, Inc. ....................................................181,375
   2,200  Starwood Hotels & Resorts Worldwide, Inc....................................82,016
   2,200  Toys R Us, Inc.   +.........................................................54,450
     800  Walgreen Company............................................................27,320
   1,500  Williams-Sonoma, Inc.  +....................................................58,230
                                                                                     -------
                                                                                   1,469,957
                                                                                   ---------
          Financial Services - 11.12%
     600  AmeriCredit Corporation   +.................................................31,170
   2,500  Citigroup, Inc.............................................................132,100
   1,500  Concord EFS, Inc.  +........................................................78,015
   1,000  Dime Bancorp, Inc.  ........................................................37,250
   1,200  Federal Home Loan Mortgage Corporation......................................84,000
   2,000  Fifth Third Bancorp........................................................120,100
   2,800  First Health Group Corporation   +..........................................67,536
   2,000  First Tennessee National Corporation........................................69,420
     900  Lehman Brothers Holdings, Inc.       .......................................69,975
   1,000  Lincoln National Corporation................................................51,750
   1,300  MGIC Investment Corporation.................................................94,432
   1,100  Providian Financial Corporation.............................................65,120
   1,000  Stilwell Financial, Inc.....................................................33,560
   1,000  XL Capital Ltd..............................................................82,100
                                                                                     -------
                                                                                   1,016,528
                                                                                   ---------
          Software - 9.46%
   1,300  Cadence Design Systems, Inc.   +............................................24,219
   2,000  Citrix Systems, Inc.   +....................................................69,800
   2,500  Computer Associates International, Inc.  ...................................90,000
   3,000  Compuware Corporation   +...................................................41,970
   1,000  Electronic Arts   +.........................................................57,900
   3,200  Microsoft Corporation   +..................................................233,600
   1,200  PeopleSoft, Inc.   +........................................................59,076
   1,500  Peregrine Systems, Inc.   +.................................................43,500
   1,500  Siebel Systems, Inc.   +....................................................70,350
     800  VeriSign, Inc.   +..........................................................48,008
                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                        Strong Growth Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2001 (Unaudited)
                                                                                       Value
Shares                                                                              (Note 2)
------                                                                              --------
COMMON STOCKS - (Continued)
          Software -  (Continued)
   1,900  Veritas Software Corporation    +.........................................$126,407
                                                                                    --------
                                                                                     864,830
                                                                                     -------
          Electronics - 9.34%
   2,000  Advanced Micro Devices, Inc.    +...........................................57,760
   1,500  Analog Devices, Inc.    +...................................................64,875
     600  Comverse Technology, Inc.    +..............................................34,260
   1,500  Jabil Circuit, Inc.    +....................................................46,290
   2,000  KLA-Tencor Corporation    +................................................116,940
   1,000  Lam Research Corporation    +...............................................29,650
   3,000  Micron Technology, Inc.    +...............................................123,300
     800  National Semicinductor Corporation    +.....................................23,246
   1,500  Novellus Systems, Inc.    +.................................................85,185
     800  Qlogic Corporation    +.....................................................51,560
   1,200  RF Micro Devices, Inc.    +.................................................32,364
   4,600  Sungard Data Systems, Inc.    +............................................138,046
     900  Teradyne, Inc.    +.........................................................29,790
     500  Xilinx, Inc.   +............................................................20,620
                                                                                     -------
                                                                                     853,886
                                                                                     -------
          Computers & Business Equipment - 6.89%
   1,700  American Power Conversion Corporation +.....................................26,775
   1,200  Brocade Communications Systems, Inc. +......................................52,788
  10,000  Cisco Systems, Inc. +......................................................182,000
   5,000  Dell Computer Corporation +................................................130,750
   2,000  E M C Corporation +.........................................................58,100
   2,800  Fiserv, Inc. +.............................................................179,144
                                                                                    --------
                                                                                     629,557
                                                                                     -------
          Broadcasting & Publishing - 5.94%
   4,300  AOL-Time Warner, Inc.......................................................227,900
   4,500  AT&T Corporation (Liberty Media Group)   +..................................78,705
   2,700  Charter Communications, Inc.  +.............................................63,045
   1,800  Clear Channel Communications, Inc.  +......................................112,860
     700  Omnicom Group, Inc.  +......................................................60,200
                                                                                     -------
                                                                                     542,710
                                                                                     -------
          General Business - 4.56%
     900  CSG Systems International, Inc.  +..........................................51,084
   1,800  Cendant Corporation  +......................................................78,000
   1,000  eBay, Inc.  +...............................................................68,490
                                                   See Notes to Financial Statements


                                                  LPT Variable Insurance Series Trust
                                                        Strong Growth Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2001 (Unaudited)

                                                                                       Value
Shares                                                                              (Note 2)
------                                                                              --------
COMMON STOCKS - (Continued0
          General Business - (Continued)
   2,700  First Data Corporation....................................................$173,475
     500  Professional Detailing, Inc.  +.............................................46,000
                                                                                     -------
                                                                                     417,049
                                                                                     -------
          Energy - 1.91%
   1,200  BJ Services Company   +.....................................................34,056
     700  Halliburton Company   +.....................................................24,920
   2,000  Key Energy Services, Inc.   +...............................................21,680
   1,200  Nabors Industries, Inc.    +................................................44,640
   1,600  Varco International, Inc.    +..............................................29,776
     400  Weatherford International, Inc.    +........................................19,200
                                                                                     -------
                                                                                     174,272
                                                                                     -------
          Communications - 1.49%
     100  Broadcom Corporation   +.....................................................4,301
   1,100  Extreme Networks, Inc.    +.................................................32,450
     900  Juniper Networks, Inc.    +.................................................27,990
     400  L-3 Communications Holdings, Inc.    +......................................30,520
     700  Qualcomm, Inc.  +...........................................................40,936
                                                                                     -------
                                                                                     136,197
                                                                                     -------
          Capital Goods - 1.07%
   1,800  Tyco International Ltd......................................................98,100
                                                                                     -------
          Autos & Tranportation - 0.93%
   1,800  Harley Davidson, Inc.  +....................................................84,744
                                                                                     -------
          Materials & Processing - 0.85%
   1,200  Engelhard Corporation.......................................................30,948
     200  Fastenal Company............................................................12,340
     700  Nucor Corporation...........................................................34,223
                                                                                     -------
                                                                                      77,511
                                                                                      ------
          Chemicals - 0.72%
     600  Air Products & Chemicals, Inc...............................................27,450
   1,000  Sigma-Aldrich Corporation...................................................38,620
                                                                                     -------
                                                                                      66,070
                                                                                      ------
          Utilities - 0.29%
     700  Calpine Corporation   +.....................................................26,460
                                                                                     -------
          Total Common Stocks (Cost $8,324,086)....................................8,713,723
                                                                                  ----------
                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                        Strong Growth Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2001 (Unaudited)
Principal                                                                              Value
Amount                                                                              (Note 2)
------                                                                              --------
SHORT-TERM OBLIGATION - 7.61%
          Repurchase Agreement - 7.61%
$696,000  Repurchase Agreement with State Street
          Bank and Trust Company, dated 06/29/01 at
          2.75%, due 07/02/01, maturity value $696,150
          (collateralized by U.S. Treasury Bond, 7.875%, due 02/15/21, par value $565,000; market value $712,833)
          (Cost $696,000) ..........................................................$696,000
                                                                                    --------
TOTAL INVESTMENTS (COST $9,020,086*)..........................102.94%             $9,409,723
OTHER ASSETS AND LIABILITIES (NET).............................(2.94)               (269,403)
                                                               -----                --------
NET ASSETS....................................................100.00%             $9,140,320
                                                             =======              ==========

*  Aggregate cost for Federal tax purposes (Note 4)
+  Non-income producing security

                    -----------------------------------------------------------------
                                           GLOSSARY OF TERMS

                                  ADR  American Depository Receipt
                    -----------------------------------------------------------------


                                             See Notes to Financial Statements

                                            LPT Variable Insurance Series Trust
                                              RS Diversified Growth Portfolio
                                                    Schedule of Investments
                                                   June 30, 2001 (Unaudited)
                                                                                       Value
Shares                                                                              (Note 2)
------                                                                              --------
COMMON STOCKS - 100.72%
          Drugs & Health Care - 22.40%
   1,500  American Healthcorp, Inc.  +...............................................$57,780
   4,000  AmSurg Corporation  +......................................................118,200
  20,000  Aradigm Corporation   +....................................................140,000
   4,400  Arena Pharmaceuticals, Inc.   +............................................134,156
   3,000  ArQule Inc.  +..............................................................64,980
   3,506  Bergen Brunswig Corporation.................................................67,385
  10,000  Beverly Enterprises, Inc.  +...............................................107,000
   5,000  BriteSmile, Inc.   +........................................................52,550
   7,000  Caremark Rx, Inc.  +.......................................................115,150
   2,150  D & K Healthcare Resources, Inc.  ..........................................72,025
  25,000  Esperion Therapeutics, Inc.    +...........................................268,750
  16,000  Insmed, Inc.    +..........................................................143,840
  28,800  Novavax, Inc.    +.........................................................316,800
  16,000  Orchid Biosciences, Inc.    +..............................................122,400
  20,000  Regeneration Technologies, Inc.    +...................................... 176,000
   2,100  Renal Care Group, Inc.    +.................................................69,069
   2,000  United Surgical Partners, Inc.    +.........................................48,000
   4,950  XOMA Ltd.    +..............................................................84,447
                                                                                     -------
                                                                                   2,158,532
                                                                                   ---------
          Software - 15.23%
   8,000  Earthlink, Inc.    +.......................................................112,800
   4,200  Eidos PLC    +..............................................................16,170
   5,900  FreeMarkets, Inc.    +.....................................................118,000
  70,000  iManage, Inc.    +.........................................................255,500
     600  IONA Technologies PLC    +..................................................23,100
   5,000  MatrixOne, Inc.    +.......................................................115,950
   4,000  Nuance Communications    +..................................................72,080
   2,250  Retek, Inc.    +...........................................................107,865
   2,000  SmartForce PLC    +.........................................................70,460
  15,000  Support.com, Inc.    +......................................................96,750
   3,500  3D Systems Corporation    +.................................................59,500
   4,500  Verity, Inc.    +...........................................................89,775
  31,000  Viewpoint Corporation    +............................................ ....263,500
   4,900  Xcare.net, Inc.    +................................................. ......66,150
                                                                                     -------
                                                                                   1,467,600
                                                                                   ---------
          Financial Services - 9.60%
   2,300  AmerUs Group Company   +....................................................81,581
   1,500  Astoria Financial Corporation...............................................82,500
                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                    RS Diversified Growth Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2001 (Unaudited)
                                                                                       Value
Shares                                                                              (Note 2)
------                                                                              --------
COMMON STOCKS (Continued)
          Financial Services - (Continued)
   4,450  Bank United Corporation   +................................................$62,523
  60,000  Billserv.com, Inc.  +......................................................123,000
   2,000  Dime Bancorp, Inc. .........................................................74,500
   8,500  NextCard, Inc.   +..........................................................93,925
   5,200  Redwood Trust, Inc. .......................................................118,300
   9,700  Saxon Capital Acquisition Corporation, 144A  +..............................97,000
   3,000  Webster Financial Corporation...............................................98,340
   1,500  Wilmington Trust Corporation ...............................................93,975
                                                                                     -------
                                                                                     925,644
                                                                                     -------
          Capital Goods - 8.23%
   9,900  Adept Technology, Inc.   +..................................................98,010
   6,500  Dal-Tile International, Inc.   +...........................................120,575
   3,500  Elcor Corporation...........................................................70,875
   1,000  Fleetwood Enterprises, Inc..................................................13,987
   5,800  Foster Wheeler Ltd..........................................................52,490
   2,500  Granite Construction, Inc...................................................63,550
   4,500  Maverick Tube Corporation   +...............................................76,275
   5,000  Oakwood Homes Corporation. +................................................24,827
   6,000  Osmonics, Inc.  +...........................................................82,800
   2,050  Simpson Manufacturing Company   +..........................................124,025
   1,900  Texas Industries, Inc.......................................................65,341
                                                                                     -------
                                                                                     792,755
                                                                                     -------
          Consumer Discretionary - 8.03%
   7,500  4Kids Entertainment, Inc.  +...............................................143,625
   5,500  J Jill Group, Inc.  +......................................................111,375
   3,000  Men's Wearhouse, Inc.  +....................................................82,800
   3,100  New World Coffee-Manhattan Bagel, Inc.  +....................................4,600
   4,500  Penn National Gaming, Inc.  +..............................................114,300
  18,000  Steakhouse Partners, Inc.  +................................................17,820
   5,000  Too, Inc.  +...............................................................137,000
  10,000  Urban Outfitters, Inc.  +..................................................107,400
   2,500  ValueVision International, Inc.  +..........................................54,375
                                                                                     -------
                                                                                     773,295
                                                                                     -------
          Autos & Transportation - 6.65%
   3,100  Arvinmeritor, Inc. .........................................................51,894
   1,250  Landstar System, Inc.   +...................................................85,025
   5,300  Monaco Coach Corporation   +...............................................175,960
   7,500  RailAmerica, Inc.   +.......................................................85,650
                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                    RS Diversified Growth Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2001 (Unaudited)

                                                                                       Value
Shares                                                                              (Note 2)
------                                                                              --------
COMMON STOCKS (Continued)
          Autos & Transportation - (Continued)
  50,000  United Shipping & Technology, Inc.   +.....................................$29,000
   5,000  Werner Enterprises, Inc.  .................................................121,250
   3,000  Winnebago Industries, Inc. .................................................92,250
                                                                                     -------
                                                                                     641,029
                                                                                     -------
          Personal Services - 5.69%
   3,000  Cheap Tickets, Inc.   +.....................................................45,300
   9,000  Coinstar, Inc.   +.........................................................200,250
   4,800  Edison Schools, Inc.   +...................................................109,632
   7,500  Service Corporation International   +.......................................47,700
   6,000  Sylvan Learning Systems, Inc.   +..........................................145,800
                                                                                    --------
                                                                                     548,682
                                                                                     -------
          Computers & Business Equipment - 5.54%
  17,000  Auspex Systems, Inc.   +...................................................121,380
   6,200  DigitalThink, Inc.   +......................................................43,524
   8,100  Intergraph Corporation   +.................................................124,740
   5,000  M-Systems Flash Disk Pioneers Ltd.   +......................................35,500
  19,600  Pinnacle Systems, Inc.   +.................................................118,580
  10,000  TeleTech Holdings, Inc.   +.................................................89,900
                                                                                    --------
                                                                                     533,624
                                                                                     -------
          Communications - 5.49%
  10,500  At Home Corporation  +......................................................22,470
  11,000  Ditech Communications Corporation  +........................................81,620
  25,000  FiberNet Telecom Group, Inc.  +.............................................28,250
  48,000  Latitude Communications, Inc.  +............................................96,000
   1,700  McDATA Corporation  +.......................................................29,835
   5,000  McLeodUSA, Inc.  +..........................................................22,950
 110,000  Motient Corporation  +.....................................................117,700
  55,000  Primus Telecommunications Group, Inc.  +....................................45,100
   4,700  Tellium, Inc.  +............................................................85,540
                                                                                     -------
                                                                                     529,465
                                                                                     -------
          Energy - 4.94%
   2,500  Core Laboratories N.V.  +...................................................46,875
   7,000  Energy Partners Ltd.  +.....................................................93,870
   7,500  Key Energy Services, Inc.   +...............................................81,300
   2,500  National-Oilwell, Inc.   +..................................................67,000
   4,000  Pride International, Inc.   +...............................................76,000
   9,100  Superior Energy Services, Inc.   +..........................................71,890
                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                    RS Diversified Growth Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2001 (Unaudited)
                                                                                       Value
Shares                                                                              (Note 2)
------                                                                              --------
COMMON STOCKS (Continued)
          Energy - (Continued)
   1,400  Veritas DGC, Inc.   +.....................................................$38,850
                                                                                    -------
                                                                                    475,785
                                                                                    -------
          Materials & Processing - 2.87%
   5,000  AK Steel Holding Corporation   +...........................................62,700
  18,000  Oregon Steel Mills, Inc...................................................153,000
   3,000  USX-U.S. Steel Group.......................................................60,450
                                                                                    -------
                                                                                    276,150
                                                                                    -------
          Consumer Cyclical - 1.86%
   4,600  Oakley, Inc.   +...........................................................85,100
   4,500  United Natural Foods, Inc.   +.............................................94,275
                                                                                    -------
                                                                                    179,375
                                                                                    -------
          Electronics - 1.55%
  15,000  Conductus, Inc.   +........................................................77,400
  12,000  Metretek Technologies, Inc.   +............................................17,520
   3,500  Power Integrations, Inc.   +...............................................54,600
                                                                                    -------
                                                                                    149,520
                                                                                    -------
          Business Services - 1.33%
   8,000  Michael Baker Corporation   +.............................................110,800
  10,300  C-bridge Internet Solutions, Inc.   +......................................16,995
                                                                                    -------
                                                                                    127,795
                                                                                    -------
          Utilities - 0.86%
   3,000  Energen Corporation........................................................82,800
                                                                                    -------
          Real Estate - 0.45%
   1,400  CBL & Associates Properties, Inc...........................................42,966
                                                                                    -------
TOTAL COMMON STOCKS (COST $9,679,997*)......................100.72%              $9,705,017
OTHER ASSETS AND LIABILITIES (NET)...........................(0.72)                 (69,480)
                                                             -----                  -------
NET ASSETS      ............................................100.00%            $  9,635,537
                                                           =======             ============

*  Aggregate cost for Federal tax purposes (Note 4)
+  Non-income producing security
144A after the name of a security represents those securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities amounted to $97,000 or 1.01%
of net assets.
                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                       LPA Core Equity Portfolio
                                                        Schedule of Investments
                                                       June 30, 2001 (Unaudited)
                                                                                      Value
Shares                                                                             (Note 2)
------                                                                             --------
COMMON STOCKS - 100.19%
          Financial Services - 12.33%
   4,800  American Express Company.................................................$186,240
   2,000  Bank of America Corporation...............................................120,060
   1,000  Bank One Corporation.......................................................35,800
   2,000  Citigroup, Inc.  .........................................................105,680
   5,400  Mellon Financial Corporation..............................................248,400
   5,000  J.P. Morgan Chase & Company, Inc..........................................223,000
                                                                                   --------
                                                                                    919,180
                                                                                    -------
          Consumer Discretionary - 11.91%
   7,000  Walt Disney Company.......................................................202,230
   6,000  Eastman Kodak Company.....................................................280,080
   3,600  Home Depot, Inc. .........................................................167,580
   4,300  McDonald's Corporation....................................................116,358
   2,500  Wal-Mart Stores, Inc.  ...................................................122,000
                                                                                   --------
                                                                                    888,248
                                                                                    -------
          Consumer Staples - 9.73%
   4,000  Anheuser-Busch Companies, Inc.............................................164,800
   4,500  Coca Cola Company.........................................................202,500
   2,300  H J Heinz Company..........................................................94,047
   2,700  Philip Morris Companies, Inc.  ...........................................137,025
   2,000  Procter & Gamble Company..................................................127,600
                                                                                   --------
                                                                                    725,972
                                                                                    -------
          Producer Durables - 9.17%
   5,500  Caterpillar, Inc..........................................................275,275
   3,000  General Electric Company..................................................146,250
   2,300  Minnesota Mining & Manufacturing Company................................. 262,430
                                                                                    -------
                                                                                    683,955
                                                                                    -------
          Drugs & Health Care - 9.12%
   4,700  American Home Products Corporation........................................274,668
   2,500  AstraZeneca PLC, ADR   +..................................................116,875
   2,700  Johnson & Johnson.........................................................135,000
   2,400  Merck & Company, Inc......................................................153,384
                                                                                   --------
                                                                                    679,927
                                                                                    -------
          Communications - 8.97%
   6,000  AT&T Corporation..........................................................132,000
   9,600  Corning, Inc..............................................................160,416
  23,400  LM Ericsson Telephone Company   +.........................................126,828
   3,000  SBC Communications, Inc...................................................120,180
                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                       LPA Core Equity Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2001 (Unaudited)
                                                                                      Value
Shares                                                                             (Note 2)
------                                                                             --------
COMMON STOCKS - (Continued)
          Communications - (Continued)
   3,700  Telfonos de Mexico, S.A. de C.V..........................................$129,833
                                                                                   --------
                                                                                    669,257
                                                                                    -------
          Materials & Processing - 6.89%
   7,000  ALCOA, Inc.  .............................................................275,800
   3,400  International Paper Company...............................................121,380
   1,600  Rio Tinto PLC, ADR   +....................................................116,240
                                                                                   --------
                                                                                    513,420
                                                                                    -------
          Capital Goods - 6.08%
   2,000  Boeing Company............................................................111,200
   5,500  Cooper Industries, Inc.   +...............................................217,745
   1,700  United Technologies Corporation...........................................124,542
                                                                                   --------
                                                                                    453,487
                                                                                    -------
          Computers & Business Equipment - 5.72%
   9,000  Hewlett Packard Company...................................................257,400
   1,500  International Business Machines Corporation...............................169,500
                                                                                   --------
                                                                                    426,900
                                                                                    -------
          Electronics - 5.03%
   3,200  Honeywell International, Inc.  ...........................................111,968
   9,000  Intel Corporation.........................................................263,250
                                                                                   --------
                                                                                    375,218
                                                                                    -------
          Autos & Transportation - 4.31%
   5,000  General Motors Corporation................................................321,750
                                                                                   --------
          Energy - 3.32%
   1,500  Exxon Mobil Corporation...................................................131,025
   7,000  Repsol YPF, S.A., ADR   +.................................................116,620
                                                                                   --------
                                                                                    247,645
                                                                                    -------
          Chemicals - 2.83%
   1,000  Dow Chemical Company.......................................................33,250
   2,600  DuPont (E.I.) DeNemours & Company.........................................125,424
   1,000  PPG Industries, Inc. ......................................................52,570
                                                                                    -------
                                                                                    211,244
                                                                                    -------
          Consumer Cyclical - 2.82%
   9,000  Dana Corporation..........................................................210,060
                                                                                   --------
          Software - 1.96%
   2,000  Microsoft Corporation   +.................................................146,000
                                                                                   --------
          Total Common Stocks (Cost $7,231,015)...................................7,472,263
                                                                                 ----------

                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                       LPA Core Equity Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2001 (Unaudited)
Principal                                                                             Value
Amount                                                                             (Note 2)
------                                                                             --------
SHORT-TERM OBLIGATION - 0.32%
          Repurchase Agreement - 0.32%
 $24,000  Repurchase Agreement with State Street
          Bank and Trust Company, dated 06/29/01 at
          2.75%, due 07/02/01, maturity value $24,006
          (collateralized by U.S. Treasury Bond, 7.875%, due 02/15/21, par value $20,000; market value $25,233)
          (Cost $24,000) ...........................................................$24,000
                                                                                    -------
TOTAL INVESTMENTS (COST $7,255,015*)......................100.51%                $7,496,263
OTHER ASSETS AND LIABILITIES (NET).........................(0.51)                   (37,998)
                                                           -----                    -------
NET ASSETS................................................100.00%                $7,458,265
                                                         =======                 ==========


* Aggregate cost for Federal tax purposes (Note 4)
+  Non-income producing security

                    -----------------------------------------------------------------
                                           GLOSSARY OF TERMS

                                  ADR  American Depository Receipt
                    -----------------------------------------------------------------
                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                     LPA Global Leaders Portfolio
                                                        Schedule of Investments
                                                       June 30, 2001 (Unaudited)
                                                                                      Value
Shares                                                                              (Note 2)
------                                                                              --------
COMMON STOCKS - 101.17%
          Financial Services - 19.69%
   3,500  ABN-AMRO Holding N.V., ADR   ..............................................$66,255
   1,700  American Express Company....................................................65,960
   1,300  Bank Of New York, Inc. .....................................................62,400
   1,600  Citigroup, Inc..............................................................84,544
   1,100  HSBC Holdings PLC...........................................................65,890
     700  Merrill Lynch & Company, Inc. ..............................................41,475
     625  Morgan Stanley Dean Witter & Company........................................40,144
                                                                                     -------
                                                                                     426,668
                                                                                     -------
          Drugs & Health Care - 12.19%
   2,600  Applera Corporation.........................................................69,550
   1,200  Bristol Myers Squibb Company................................................62,760
   1,000  Merck & Company, Inc........................................................63,910
   1,700  Pfizer, Inc.  ..............................................................68,085
                                                                                     -------
                                                                                     264,305
                                                                                     -------
          Consumer Discretionary - 12.13%
   1,800  Carnival Corporation........................................................55,260
   1,600  Costco Wholesale Corporation  +.............................................65,728
   1,100  Vivendi Universal, ADR......................................................63,800
   1,600  Wal-Mart Stores, Inc........................................................78,080
                                                                                     -------
                                                                                     262,868
                                                                                     -------
          Communications -  10.17%
   5,000  Corning, Inc................................................................83,550
     200  MCI Group....................................................................3,220
   2,800  Vodafone Airtouch PLC, ADR..................................................62,580
   5,000  WorldCom, Inc.   +..........................................................71,000
                                                                                     -------
                                                                                     220,350
                                                                                     -------
          Electronics -  9.07%
   2,400  Intel Corporation...........................................................70,200
   3,000  Nokia Corporation, ADR .....................................................66,120
     975  Siemens AG, ADR.............................................................60,343
                                                                                     -------
                                                                                     196,663
                                                                                     -------
          Software - 8.11%
   1,000  Computer Associates International, Inc......................................36,000
     900  Microsoft Corporation   + ..................................................65,700
   3,900  Oracle Corporation   + .....................................................74,100
                                                                                     -------
                                                                                     175,800
                                                                                     -------
                                                   See Notes to Financial Statements

                                                  LPT Variable Insurance Series Trust
                                                     LPA Global Leaders Portfolio
                                                  Schedule of Investments (Continued)
                                                       June 30, 2001 (Unaudited)
                                                                                       Value
Shares                                                                              (Note 2)
------                                                                              --------
COMMON STOCKS - (Continued)
          Consumer Staples - 6.96%
   1,400  Nestle S A, ADR............................................................$74,387
   1,200  Procter & Gamble Company....................................................76,560
                                                                                     -------
                                                                                     150,947
                                                                                     -------
          Materials & Processing - 4.18%
   2,300  ALCOA, Inc..................................................................90,620
                                                                                     -------
          Broadcasting & Publishing- 4.04%
   1,650  AOL Time Warner, Inc.   +...................................................87,450
                                                                                     -------
          Computer & Business Equipment - 3.98%
   3,300  Dell Computer Corporation   +...............................................86,295
                                                                                     -------
          Consumer Non-Cyclical - 3.98%
   2,000  Estee Lauder Companies, Inc.................................................86,200
                                                                                     -------
          Energy - 3.63%
     900  Exxon Mobil Corporation.....................................................78,615
                                                                                     -------
          Consumer Cyclical - 3.04%
   1,000  Sony Corporation............................................................65,800
                                                                                     -------
TOTAL COMMON STOCKS (COST $2,527,576*)......................101.17%                2,192,581
OTHER ASSETS AND LIABILITIES (NET)...........................(1.17)                  (25,383)
                                                             -----                   -------
NET ASSETS.................................................100.00%                $2,167,198
                                                          =======                 ==========



* Aggregate cost for Federal tax purposes (Note 4)
+  Non-income producing security

                    -----------------------------------------------------------------
                                           GLOSSARY OF TERMS

                                   ADR     American Depository Receipt


                    -----------------------------------------------------------------
                                              See Notes to Financial Statements




                       LPT VARIABLE INSURANCE SERIES TRUST
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2001 (UNAUDITED)

1.     Organization and Business

The LPT Variable Insurance Series Trust (the "Trust") was organized under the laws of the Commonwealth of Massachusetts on January 23, 1995, and is a business entity commonly known as a "Massachusetts Business Trust". The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end series management investment company. The Trust offers six managed investment portfolios to the public only through certain variable annuity contracts offered by London Pacific Life and Annuity Company ("London Pacific"): the Harris Associates Value, MFS Total Return, Strong Growth, RS Diversified Growth, LPA Core Equity, and LPA Global Leaders (the "Portfolios").

Prior to January 1, 2000, the RS Diversified Growth Portfolio was known as the Robert Stephens Diversified Growth Portfolio. Prior to May 1, 1997, the Harris Associates Value Portfolio was known as the MAS Value Portfolio and the RS Diversified Growth Portfolio was known as the Berkeley Smaller Companies Portfolio. Prior to January 1, 2000, Robertson Stephens & Company Investment Management, L.P. served as sub-advisor to the RS Diversified Growth Portfolio. Prior to May 1, 1997, Miller, Anderson & Sherrerd, LLP served as sub-advisor to the Harris Associates Value Portfolio and Berkeley Capital Management served as sub-advisor to the RS Diversified Growth Portfolio.

Effective August 1, 2000, Select Advisors, Inc. changed its name to London Pacific Advisors ("LPA"). In connection with this change, the SAI Global Leaders Portfolio changed its name to LPA Global Leaders Portfolio. Effective August 3, 2000, LPA replaced Lexington Management Corporation as sub-advisor to the Lexington Corporate Leaders Portfolio. In connection with this change in sub-advisors, the Portfolio changed its name to LPA Core Equity Portfolio.

2.     Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Security Valuation: Securities which are traded on a recognized exchange (including securities traded through the National Market System) are valued at the last sale price on the securities exchange on which such securities are primarily traded, or, if there were no sales during the day, at the closing bid price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the most recent closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed the value, then the fair value of those securities will be determined by the Board of Trustees or its delegates. Over-the-counter securities that are not traded through the National Market System are valued on the basis of the bid price at the close of business on each day. Short-term investments that mature in 60 days or less are valued at amortized cost which approximates market value. Long-term debt securities are valued using information furnished by an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained, if any, are stated at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees.

Repurchase Agreements: Each Portfolio may engage in Repurchase Agreement transactions. Under the terms of a typical Repurchase Agreement, the Portfolio through its custodian takes possession of an underlying debt obligation, subject to an obligation of the seller to repurchase and the Portfolio to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of

                       LPT VARIABLE INSURANCE SERIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)

2.       Significant Accounting Policies (continued)

Repurchase Aggreements (continued) counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

Each Portfolio may enter into Repurchase Agreements only with banks or dealers which, in the opinion of each Portfolio's sub-advisor, based on guidelines established by the Trust's Board of Trustees, are deemed creditworthy.

Option Contracts: All Portfolios may purchase and/or write put and call options on Portfolio securities or foreign currencies. The Portfolios may use options contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tends to either decrease the Portfolio's exposure to the underlying instrument or to hedge other Portfolio investments.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit or incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market, or, for over-the-counter options, because of a counter party's inabilty to perform.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations, other assets and liabilities initially expressed as foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates are not separately disclosed.

Forward Foreign Currency Contracts: All Portfolios may enter into forward foreign currency contracts, whereby the Portfolios agree to buy and sell a specific currency at a specific price at a future date in an attempt to hedge against fluctuations in the value of the underlying currency of certain investment instruments. Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency. Gains or losses on the purchase or sale of forward foreign currency contracts having the same settlement date and broker are recognized on the date of offset, otherwise gains or losses are recognized on the settlement date.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses from security transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and consists of interest accrued, and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as a Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividend income and gains have been paid or provided for in accordance with the applicable country's tax rules and rates.

Distributions to Shareholders: Dividends from net investment income are declared and distributed at least annually for all Portfolios. All Portfolios declare and distribute, if any, all net realized capital gains at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of losses on wash sale transactions and realized and unrealized gains and losses on foreign currency contracts. Reclassifications are made to a portfolio's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The calculation of net investment income per share in the financial highlights table excludes these adjustments.


                       LPT VARIABLE INSURANCE SERIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)

2.     Significant Accounting Policies (continued)

Federal Income Taxes: The Trust treats each Portfolio as a separate entity for federal income tax purposes. Each Portfolio of the Trust intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Portfolio will not be subject to federal income taxes to the extent it distributes all of its taxable income and net realized gains for the tax year ending December 31. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Portfolio will not be subject to federal excise tax. Therefore, no federal income tax provision is required.

Expenses: The Trust accounts separately for assets, liabilities, and operations of each Portfolio. Expenses directly attributed to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one Portfolio of the Trust are allocated equally among the respective Portfolios.

3.     Investment Advisory, Sub-advisory, and Other Related Party Transactions

LPIMC Insurance Marketing Services ("LPIMC"), a wholly owned subsidiary of London Pacific, serves as investment advisor to the Trust. London Pacific Advisors (formerly Select Advisors, Inc.) , a wholly owned subsidiary of the London Pacific Group, Ltd., and an affiliate of London Pacific, serves as sub-advisor to the LPA Core Equity and LPA Global Leaders Portfolios. Harris Associates L.P., an indirect, wholly owned subsidiary of CDC Asset Management, serves as sub-advisor to the Harris Associates Value Portfolio; Massachusetts Financial Services Company, an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, serves as sub-advisor to the MFS Total Return Portfolio; Strong Capital Management, Inc., a privately held corporation, serves as sub-advisor to the Strong Growth Portfolio; RS Investments Company, L.P. serves as sub-advisor to the RS Diversified Growth Portfolio.

The Trust pays LPIMC a monthly fee (0.25% of average net assets in addition to the sub-advisory fees) in arrears based on an annual percentage of the average daily net assets of each Portfolio during the month. In addition, LPIMC pays the sub-advisor of each Portfolio a monthly fee in arrears at annual rates in effect during the six months ending June 30, 2001 as follows: Harris Associates Value Portfolio - 0.75% of average net assets up to $25 million, MFS Total Return
Portfolio - 0.50% of average net assets up to $200 million, Strong Growth Portfolio - 0.50% of average net assets up to $150 million, RS Diversified Growth Portfolio - 0.70% of average net assets up to $10 million and 0.65% of average net assets between $10 million and $35 million, LPA Core Equity Portfolio - 0.25% of average net assets and for LPA Global Leaders Portfolio - 0.50% of average net assets up to $25 million.

LPIMC and London Pacific Advisors have voluntarily agreed to waive all fees payable to them until total assets of LPA Global Leaders Portfolio reach $5 million. Any fee waivers are passed through to the Portfolios.

In the event normal operating expenses of each Portfolio, excluding brokerage commissions, but including the advisory fee, exceed certain voluntary expense limitations based on average net assets (Harris Associates Value Portfolio - 1.29%; MFS Total Return Portfolio - 1.29%; Strong Growth Portfolio - 1.29%; RS Diversified Growth Portfolio - 1.39%; LPA Core Equity Portfolio - 1.29%; and LPA Global Leaders Portfolio - 1.29%), London Pacific has agreed, through December 31, 2001, to reimburse each Portfolio for expenses in excess of the stated expense limitations. The expense limitations may be removed or revised after December 31, 2001, without prior notice to existing shareholders. For the six months ended June 30, 2001, London Pacific voluntarily agreed to reimburse the Harris Associates Value, MFS Total Return, Strong Growth, RS Diversified Growth and LPA Global Leaders Portfolios for $18,091, $27,401, $22,444, $32,977 and $13,189, respectively.

The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers, or employees of the Trust or any investment advisor are reimbursed for their travel expenses in attending meetings of the Trustees, and receive fees for each Trust meeting attended. Such amounts are paid by the Trust.



                       LPT VARIABLE INSURANCE SERIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)

4.     Purchases and Sales of Securities

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2001, were as follows:

                                                              Purchases                        Sales
                                                              ---------                        -----

                                                                        U.S.                           U.S.
Portfolio                                              Other        Government       Other          Government
Harris Associates Value Portfolio                    $2,507,951            $0      $2,726,320                $0
MFS Total Return Portfolio                            5,885,852     2,597,895       5,661,386         2,543,313
Strong Growth Portfolio                              21,072,510             0      21,678,756                 0
RS Diversified Growth Portfolio                      18,095,030             0      17,525,351                 0
LPA Core Equity Portfolio                             3,852,857             0       4,298,648                 0
LPA Global Leaders Portfolio                            614,710             0         544,280                 0

At June 30, 2001, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                                                                             Net Unrealized
                                                          Unrealized        Unrealized        Appreciation
Portfolio                                                Appreciation      Depreciation      (Depreciation)          Cost
---------                                                ------------      ------------      --------------          ----
Harris Associates Value Portfolio                          $1,406,699         $161,874          $1,244,825        $6,332,575
MFS Total Return Portfolio                                    825,669          266,348             559,321        12,204,384
Strong Growth Portfolio                                       642,936          253,299             389,637         9,020,086
RS Diversified Growth Portfolio                             1,720,017        1,694,997              25,020         9,679,997
LPA Core Equity Portfolio                                     645,972          404,724             241,248         7,255,015
LPA Global Leaders Portfolio                                  125,077          460,072            (334,995)        2,527,576

5.     Shares of Beneficial Interest

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest for the Portfolios, each with a $.01 par value.

London Pacific directly and through its LPLA Separate Account One, owns of record 100% of each Portfolio's outstanding shares. Changes in shares of beneficial interest were as follows:

                                                     Harris Associates Value Portfolio
                                                     ---------------------------------
                                       Six Months ended June 30, 2001 (Unaudited)            Year ended December 31, 2000
                                       Shares              Amount                 Shares                Amount
                                       ------              ------                 ------                ------
Sold                                     67,002           $ 1,114,539                 184,637         $ 2,390,153
Reinvestment of dividends                     0                     0                  32,903             427,408
Redeemed                                (76,921)           (1,246,039)               (233,091)         (3,060,433)
                                        -------            ----------                --------          ----------
Net (decrease)                           (9,919)            ($131,500)                (15,551)          ($242,872)
                                         ======             =========                 =======           =========


                                                     MFS Total Return Portfolio
                                                     --------------------------
                                        Shares                Amount                Shares               Amount
                                        ------                ------                ------               ------

Sold                                     40,279            $  601,935                 107,299         $ 1,503,876
Reinvestment of dividends                     0                     0                  48,081             688,858
Redeemed                                (42,144)             (639,206)               (248,599)         (3,437,868)
                                        -------              --------                --------          ----------
Net (decrease)                           (1,865)             ($37,271)                (93,219)        ($1,245,134)
                                         ======              ========                 =======         ===========



                       LPT VARIABLE INSURANCE SERIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)

5.     Shares of Beneficial Interest (Continued)

                                                     Strong Growth Portfolio
                                                     -----------------------
                                       Six Months ended June 30, 2001 (Unaudited)            Year ended December 31, 2000
                                       Shares                 Amount                Shares               Amount
                                       ------                 ------                ------               ------

Sold                                     18,388             $ 259,837                 157,312         $ 4,736,191
Reinvestment of dividends                     0                     0                 278,905           5,266,932
Redeemed                                (75,158)             (964,843)               (171,924)         (4,705,963)
                                        -------              --------                --------          ----------
Net increase (decrease)                 (56,770)            ($705,006)                264,293         $ 5,297,160
                                        =======             =========                 =======         ===========

                                                     RS Diversified Growth Portfolio
                                                     -------------------------------

                                        Shares                Amount                Shares               Amount
                                        ------                ------                ------               ------

Sold                                     49,823             $ 406,856                 159,762         $ 3,839,725
Reinvestment of dividends                     0                     0                 596,431           6,170,517
Redeemed                               (115,850)             (887,343)               (208,634)         (4,888,869)
                                       --------              --------                --------          ----------
Net increase (decrease)                 (66,027)            ($480,487)                547,559         $ 5,121,373
                                        =======             =========                 =======         ===========


                                                     LPA Core Equity Portfolio
                                                     -------------------------

                                        Shares                Amount                Shares               Amount
                                        ------                ------                ------               ------

Sold                                      8,821             $ 130,555                 105,294         $ 1,742,205
Reinvestment of dividends                     0                     0                  36,128             588,926
Redeemed                                (36,733)             (535,913)               (136,685)         (2,247,150)
                                        --------             ---------               ---------         -----------
Net increase (decrease)                 (27,912)            ($405,358)                  4,737             $83,981
                                        =======             =========                   =====             =======

                                                     LPA Global Leaders Portfolio
                                                     ----------------------------


                                        Shares                Amount                Shares               Amount
                                        ------                ------                ------               ------

Sold                                     12,094             $ 110,495                 134,026         $ 1,480,417
Redeemed                                 (3,733)              (35,351)                (26,876)           (290,391)
                                        -------              --------                --------           ---------
Net increase                              8,361               $75,144                 107,150          $1,190,026
                                          =====               =======                 =======          ==========

6.    Foreign Securities

All Portfolios may invest in securities of foreign companies and foreign governments. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from future adverse political and economic developments, reduced availability of public information concerning issues, lower standards of accounting, auditing, and financial reporting, less market liquidity, greater volatility of prices, and a possible imposition of currency exchange blockages or restrictions on securities, transactions, or transfer of assets.
7.    Capital Loss Carryforward

At June 30, 2001, LPA Global Leaders had a loss carryforward amount of $63,837 which expires during the period 2007-2008.